UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2018 – June 30, 2018

Item 1.  Schedule of Investments.

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Long Positions - 99.6%
Common Stock - 61.9%
Consumer Discretionary - 10.8%
18,982	American Airlines Group, Inc.	$720,557
2,095	CarMax, Inc. (a)	152,663
23,235	General Motors Co. (b)	915,459
8,354	Harley-Davidson, Inc. (b)(c)	351,536
3,925	Mohawk Industries, Inc. (a)	841,010
8,658	Robert Half International, Inc.	563,636
17,285	Starbucks Corp.	844,372
2,883	The Walt Disney Co. (b)	302,167
		4,691,400
Consumer Staples - 3.0%
3,646	AMERCO (a)	1,298,523
Energy - 1.1%
10,611	Halliburton Co.	478,132
Financial - 16.4%
4,812	American Express Co.	471,576
4,086	Aon PLC	560,477
33,082	Bank of America Corp.	932,582
6,562	Berkshire Hathaway, Inc., Class B (a)	1,224,797
15,770	CBRE Group, Inc., Class A (a)	752,860
7,743	Citigroup, Inc.	518,161
9,391	JPMorgan Chase & Co.	978,542
38,005	The Blackstone Group LP	1,222,621
2,270	The Goldman Sachs Group, Inc.	500,694
		7,162,310
Healthcare - 3.3%
2,996	Bayer AG	330,105
10,772	Henry Schein, Inc. (a)	782,478
2,330	McKesson Corp.	310,822
		1,423,405
Industrial - 8.0%
6,704	Delta Air Lines, Inc.	332,116
19,633	Jacobs Engineering Group, Inc.	1,246,499
31,792	Quanta Services, Inc. (a)	1,061,853
1,464	The Boeing Co.	491,187
3,175	United Parcel Service, Inc., Class B	337,280
		3,468,935
Information Technology - 5.9%
6,725	Analog Devices, Inc.	645,062
8,191	Apple, Inc.	1,516,236
613	IBM	85,636
2,445	Intel Corp.	121,541
2,445	Micron Technology, Inc. (a)(c)	128,216
1,572	QUALCOMM, Inc.	88,220
		2,584,911
Materials - 1.9%
7,757	PPG Industries, Inc.	804,633
Telecommunication Services - 11.5%
560	Alphabet, Inc., Class A (a)	632,346
373	Alphabet, Inc., Class C (a)	416,137
25,895	CBS Corp., Class B	1,455,817
2,620	Comcast Corp., Class A	85,962
2,095	DISH Network Corp., Class A (a)	70,413
6,071	Expedia, Inc.	729,674
4,790	Facebook, Inc., Class A (a)(b)	930,793
11,172	Naspers, Ltd., ADR, Class N	559,941
1,397	Omnicom Group, Inc.	106,549
2,792	Spark Networks SE, ADR (a)	30,042
		5,017,674
Total Common Stock (Cost $25,987,419)		26,929,923

ABSOLUTE FUNDS

1

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Money Market Fund - 35.9%
15,641,889	State Street Institutional Treasury Money Market Fund, Premier Share Class, 1.73% (d)
	(Cost $15,641,889)	$15,641,889

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 1.8%
Call Options Purchased - 0.3%
48	Caterpillar, Inc.	$200.00	01/19	$960,000	48
519	General Motors Co.	65.00	01/19	3,373,500	1,557
456	General Motors Co.	55.00	01/19	2,508,000	7,296
272	Harley-Davidson, Inc.	65.00	01/19	1,768,000	272
7,592	SPDR S&P 500 ETF Trust	292.00	08/18	221,686,400	53,144
82	United Continental Holdings, Inc.	65.00	01/19	533,000	81,180
Total Call Options Purchased (Premiums Paid $543,127)					143,497
Put Options Purchased - 1.5%
25	Comcast Corp.	40.00	01/20	82,025	21,750
22	DISH Network Corp.	25.00	01/19	73,942	2,552
7	IBM	165.00	01/20	97,790	22,470
24	Intel Corp.	42.00	01/20	119,304	7,200
24	Micron Technology, Inc.	42.00	01/20	125,856	11,280
14	Omnicom Group, Inc.	72.50	01/20	106,778	8,540
15	QUALCOMM, Inc.	65.00	01/20	84,180	20,475
889	SPDR S&P 500 ETF Trust	275.00	08/18	24,116,792	552,958
Total Put Options Purchased (Premiums Paid $425,182)					647,225
Total Purchased Options (Premiums Paid $968,309)					790,722
Total Long Positions - 99.6% (Cost $42,597,617)					43,362,534
Total Short Positions - (55.8)% (Proceeds $(24,505,522))					(24,310,014)
Total Written Options - (0.3)% (Premiums Received $(167,933))					(118,439)
Other Assets & Liabilities, Net - 56.5%					24,615,634
Net Assets - 100.0%					$43,549,715

ABSOLUTE FUNDS

2

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Short Positions - (55.8)%
Common Stock - (0.7)%
Industrial - (0.7)%
(2,354)	Caterpillar, Inc.
	(Proceeds $(339,224))	$(319,367)

Investment Company - (55.1)%
(88,435)	SPDR S&P 500 ETF Trust
	(Proceeds $(24,166,298))	(23,990,647)
Total Short Positions - (55.8)% (Proceeds $(24,505,522))		$(24,310,014)

ABSOLUTE FUNDS

3

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2018

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.3)%
Call Options Written - (0.1)%
(245)	Harley-Davidson, Inc.	$75.00	01/19	$1,030,960	$(245)
(24)	Micron Technology, Inc.	70.00	01/20	125,856	(15,840)
(82)	United Continental Holdings, Inc.	100.00	01/19	571,786	(3,526)
Total Call Options Written (Premiums Received $(34,451))					(19,611)
Put Options Written - (0.2)%
(23)	AT&T, Inc.	90.00	01/19	207,000	(1,380)
(23)	Caterpillar, Inc.	135.00	01/19	310,500	(25,070)
(18)	Facebook, Inc., Class A	165.00	01/19	297,000	(9,270)
(38)	General Motors Co.	45.00	01/20	171,000	(32,300)
(16)	Harley-Davidson, Inc.	55.00	01/20	88,000	(23,840)
(48)	NIKE, Inc., Class B	45.00	01/19	216,000	(480)
(14)	The Walt Disney Co.	90.00	01/19	126,000	(2,142)
(82)	United Continental Holdings, Inc.	45.00	01/19	369,000	(4,346)
Total Put Options Written (Premiums Received $(133,482))					(98,828)
Total Written Options - (0.3)% (Premiums Received $(167,933))					$(118,439)

ABSOLUTE FUNDS

4

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2018

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

LP	Limited Partnership

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Subject to put option written by the Fund.

(c)	Subject to call option written by the Fund.

(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Consumer Discretionary	$4,691,400	$–	$–	$4,691,400
Consumer Staples	1,298,523	–	–	1,298,523
Energy	478,132	–	–	478,132
Financial	7,162,310	–	–	7,162,310
Healthcare	1,423,405	–	–	1,423,405
Industrial	3,468,935	–	–	3,468,935
Information Technology	2,584,911	–	–	2,584,911
Materials	804,633	–	–	804,633
Telecommunication Services	5,017,674	–	–	5,017,674
Money Market Fund	–	15,641,889	–	15,641,889
Purchased Options	760,636	30,086	–	790,722
Investments at Value	$27,690,559	$15,671,975	$–	$43,362,534
Total Assets	$27,690,559	$15,671,975	$–	$43,362,534
Liabilities
Securities Sold Short
Common Stock	$(319,367)	$–	$–	$(319,367)
Investment Company	(23,990,647)	–	–	(23,990,647)
Securities Sold Short	$(24,310,014)	$–	$–	$(24,310,014)
Other Financial Instruments*
Written Options	(75,904)	(42,535)	–	(118,439)
Total Liabilities	$(24,385,918)	$(42,535)	$–	$(24,428,453)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as written options, which are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS

5

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Long Positions - 93.3%
Common Stock - 34.2%
Consumer Discretionary - 6.1%
17,500	Anheuser-Busch InBev SA/NV, ADR	$1,763,300
20,000	CVS Health Corp.	1,287,000
30,558	Del Frisco’s Restaurant Group, Inc. (a)	385,031
30,581	Freshpet, Inc. (a)	839,448
45,872	Green Plains Partners LP	786,705
6,859	Lithia Motors, Inc., Class A	648,655
76,396	Luby’s, Inc. (a)	197,866
30,558	PetIQ, Inc. (a)	820,788
6,110	Texas Roadhouse, Inc.	400,266
12,000	The TJX Cos., Inc.	1,142,160
6,500	The Walt Disney Co.	681,265
6,112	Tractor Supply Co.	467,507
		9,419,991
Consumer Staples - 2.6%
7,622	Calavo Growers, Inc.	732,856
18,292	General Mills, Inc.	809,604
10,000	Nestle SA, ADR	774,300
9,908	Post Holdings, Inc. (a)	852,286
12,232	Tyson Foods, Inc., Class A	842,173
		4,011,219
Energy - 11.9%
3,766	Andeavor	494,024
9,833	Antero Midstream GP LP	185,450
33,211	Cabot Oil & Gas Corp.	790,422
14,892	Centennial Resource Development, Inc., Class A (a)	268,950
19,023	Cheniere Energy, Inc. (a)	1,240,109
2,029	Concho Resources, Inc. (a)	280,712
10,928	Continental Resources, Inc. (a)	707,697
7,695	Delek U.S. Holdings, Inc.	386,058
12,389	Devon Energy Corp.	544,620
2,195	Diamondback Energy, Inc.	288,796
60,000	Enbridge, Inc.	2,141,400
17,991	Energy Transfer Partners LP	342,549
9,455	EOG Resources, Inc.	1,176,486
20,626	EQT Corp.	1,138,143
9,566	Halliburton Co.	431,044
8,796	HollyFrontier Corp.	601,910
2,679	Marathon Petroleum Corp.	187,959
12,774	MPLX LP	436,104
9,544	Occidental Petroleum Corp.	798,642
6,347	ONEOK, Inc.	443,211
1,750	Pioneer Natural Resources Co.	331,170
16,965	Plains GP Holdings, LP	405,633
4,063	RSP Permian, Inc. (a)	178,853
10,000	Schlumberger, Ltd.	670,300
29,190	Tallgrass Energy GP LP	646,850
13,401	Targa Resources Corp.	663,216
37,865	The Williams Cos., Inc.	1,026,520
7,279	Valero Energy Corp.	806,732
12,150	WildHorse Resource Development Corp. (a)	308,124
20,860	WPX Energy, Inc. (a)	376,106
		18,297,790
Financial - 4.0%
6,600	Berkshire Hathaway, Inc., Class B (a)	1,231,890
35,000	Brookfield Asset Management, Inc., Class A	1,418,900
20,000	Loews Corp.	965,600
20,000	The Bank of New York Mellon Corp.	1,078,600
3,000	The Howard Hughes Corp. (a)	397,500
13,500	WR Berkley Corp.	977,535
		6,070,025

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Healthcare - 1.7%
45,000	Sanofi, ADR	$1,800,450
9,603	Zoetis, Inc.	818,080
		2,618,530
Industrial - 2.3%
6,717	Alamo Group, Inc.	606,948
30,487	Briggs & Stratton Corp.	536,876
4,573	Deere & Co.	639,306
8,850	Expeditors International of Washington, Inc.	646,935
4,587	John Bean Technologies Corp.	407,784
22,102	Trimble, Inc. (a)	725,830
		3,563,679
Information Technology - 0.5%
40,000	Conduent, Inc. (a)	726,800
Materials - 3.3%
21,000	Axalta Coating Systems, Ltd. (a)	636,510
29,000	Cameco Corp.	326,250
7,645	Compass Minerals International, Inc.	502,659
9,939	Innophos Holdings, Inc.	473,096
13,761	Nutrien, Ltd.	748,323
14,800	Royal Gold, Inc.	1,374,032
10,704	The Mosaic Co.	300,247
5,911	Westlake Chemical Corp.	636,201
		4,997,318
Telecommunication Services - 0.6%
25,000	Liberty Global PLC, Class C (a)	665,250
20,000	News Corp., Class A	310,000
		975,250
Utilities - 1.2%
27,100	Dominion Energy, Inc.	1,847,678
Total Common Stock (Cost $44,587,973)		52,528,280

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations - 0.2%
$47,338	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (b)	3.82%	03/25/36	43,618
33,576	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (b)	3.66	03/25/36	29,884
21,898	Banc of America Funding Corp., Series 2006-E 2A1 (b)	4.22	06/20/36	21,463
39,037	Banc of America Funding Corp., Series 2007-E 4A1 (b)	3.57	07/20/47	32,650
63,407	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	62,356
23,954	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	22,700
27,829	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	26,400
35,826	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5 1A1 (b)	3.85	09/25/47	34,984
48,490	IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (b)	3.71	09/25/36	41,798
21,125	JPMorgan Mortgage Trust, Series 2007-A2 4A1M (b)	3.67	04/25/37	20,327
30,333	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (b)	3.83	04/25/47	24,216
Total Asset Backed Obligations (Cost $236,802)				360,396

Shares	Security Description	Value
Investment Companies - 35.7%
2,092,990	Absolute Capital Opportunities Fund (a)(c)	25,639,125
2,840,976	Absolute Convertible Arbitrage Fund (c)	29,318,869
Total Investment Companies (Cost $52,057,189)		54,957,994

Shares	Security Description	Value
Money Market Fund - 22.4%
34,413,196	State Street Institutional Treasury Money Market Fund, Premier Share Class, 1.73% (d)
	(Cost $34,413,196)	34,413,196

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Purchased Options - 0.8%
Call Options Purchased - 0.3%
6,000	Financial Select Sector SPDR Fund ETF	$30.00	09/18	$18,000,000	48,000
4,000	Financial Select Sector SPDR Fund ETF	29.00	09/18	11,600,000	68,000
3,070	SPDR S&P 500 ETF Trust	287.00	09/18	88,109,000	231,785

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Call Options Purchased - 0.3% (continued)
5,000	VanEck Vectors Gold Miners ETF	$28.00	01/19	$14,000,000	$145,000
Total Call Options Purchased (Premiums Paid $839,593)					492,785
Put Options Purchased - 0.5%
1,180	Invesco QQQ Trust ETF	165.00	10/18	20,254,700	561,680
750	iShares Russell 2000 ETF	155.00	08/18	12,282,750	114,000
Total Put Options Purchased (Premiums Paid $793,330)					675,680
Total Purchased Options (Premiums Paid $1,632,923)					1,168,465
Total Long Positions - 93.3% (Cost $132,928,083)					143,428,331
Total Short Positions - (5.1)% (Proceeds $(8,820,597))					(7,863,155)
Total Written Options - (0.2)% (Premiums Received $(285,556))					(234,820)
Other Assets & Liabilities, Net - 12.0%					18,435,517
Net Assets - 100.0%					$153,765,873

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Short Positions - (5.1)%
Common Stock - (5.1)%
Consumer Discretionary - (2.7)%
(15,265)	Bojangles’, Inc.	$(219,816)
(4,584)	Brinker International, Inc.	(218,198)
(1,528)	Cracker Barrel Old Country Store, Inc.	(238,689)
(6,402)	Dave & Buster’s Entertainment, Inc.	(304,735)
(7,317)	Dollarama, Inc.	(283,630)
(15,279)	Duluth Holdings, Inc., Class B	(363,487)
(4,584)	Dunkin’ Brands Group, Inc.	(316,617)
(5,347)	Fiesta Restaurant Group, Inc.	(153,459)
(2,743)	LCI Industries	(247,281)
(1,833)	McDonald’s Corp.	(287,213)
(19,863)	Noodles & Co.	(244,315)
(1,832)	Red Robin Gourmet Burgers, Inc.	(85,371)
(6,100)	Restaurant Brands International, Inc.	(367,830)
(21,993)	The Habit Restaurants, Inc., Class A	(219,930)
(15,242)	Vista Outdoor, Inc.	(236,099)
(1,067)	WW Grainger, Inc.	(329,063)
(7,639)	Zoe’s Kitchen, Inc.	(74,557)
		(4,190,290)
Consumer Staples - (1.4)%
(20,582)	Amira Nature Foods, Ltd.	(45,692)
(6,106)	Archer-Daniels-Midland Co.	(279,838)
(19,845)	Hostess Brands, Inc.	(269,892)
(2,591)	Ingredion, Inc.	(286,824)
(3,201)	McCormick & Co., Inc., Non-Voting Shares	(371,604)
(3,201)	PepsiCo., Inc.	(348,493)
(2,591)	Sanderson Farms, Inc.	(272,443)
(3,811)	The Kraft Heinz Co.	(239,407)
		(2,114,193)
Industrial - (0.8)%
(3,811)	AGCO Corp.	(231,404)
(19,817)	CNH Industrial NV	(208,673)
(2,139)	Snap-on, Inc.	(343,780)
(2,290)	The Middleby Corp.	(239,122)
(11,449)	Welbilt, Inc.	(255,427)
		(1,278,406)
Materials - (0.2)%
(12,212)	American Vanguard Corp.	(280,266)
Total Common Stock (Proceeds $(8,820,597))		(7,863,155)
Total Short Positions - (5.1)% (Proceeds $(8,820,597))		$(7,863,155)

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2018

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (0.2)%
Put Options Written - (0.2)%
(1,180)	Invesco QQQ Trust ETF
	(Premiums Received $(285,556))	$150.00	10/18	$17,700,000	$(234,820)

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2018

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

LP	Limited Partnership

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2018.

(c)	Affiliated Company.

(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

At June 30, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
(475)	CME E-Mini Russell Future	09/21/18	$(39,900,340)	$(39,128,125)	$767,951
(275)	Nasdaq 100 E-Mini Future	09/21/18	(39,684,548)	(38,867,125)	674,628
(30)	WTI Crude Future	07/20/18	(2,198,489)	(2,224,500)	(26,011)
100	DJIA Mini E-CBOT Future	09/21/18	12,091,248	12,132,500	41,252
35	Gold Future	08/29/18	4,530,537	4,390,750	(139,787)
			$(65,161,592)	$(63,696,500)	$1,318,033

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Investment Companies
Absolute Capital Opportunities Fund	Balance 3/31/2018	Gross Additions	Gross Reductions	Change in Unrealized Appreciation	Balance 6/30/2018	Realized Gain/ (Loss)	Investment Income
Shares/ Principal	1,529,930	563,060	–	–	2,092,990
Cost	$16,010,000	$7,000,000	$–	$–	$23,010,000	$–	$–
Value	19,154,722	–	–	(515,597)	25,639,125

Absolute Convertible Arbitrage Fund	Balance 3/31/2018	Gross Additions	Gross Reductions	Change in Unrealized Appreciation	Balance 6/30/2018	Realized Gain/ (Loss)	Investment Income
Shares/ Principal	2,840,976	–	–	–	2,840,976
Cost	$29,047,189	$–	$–	$–	$29,047,189	$–	$–
Value	29,233,640	–	–	85,229	29,318,869

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ABSOLUTE FUNDS

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN (Unaudited)
JUNE 30, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Consumer Discretionary	$9,419,991	$–	$–	$9,419,991
Consumer Staples	4,011,219	–	–	4,011,219
Energy	18,297,790	–	–	18,297,790
Financial	5,672,525	397,500	–	6,070,025
Healthcare	2,618,530	–	–	2,618,530
Industrial	3,563,679	–	–	3,563,679
Information Technology	726,800	–	–	726,800
Materials	4,997,318	–	–	4,997,318
Telecommunication Services	975,250	–	–	975,250
Utilities	1,847,678	–	–	1,847,678
Asset Backed Obligations	–	360,396	–	360,396
Investment Companies	54,957,994	–	–	54,957,994
Money Market Fund	–	34,413,196	–	34,413,196
Purchased Options	375,000	793,465	–	1,168,465
Investments at Value	$107,463,774	$35,964,557	$–	$143,428,331
Other Financial Instruments*
Futures	1,483,831	–	–	1,483,831
Total Assets	$108,947,605	$35,964,557	$–	$144,912,162
Liabilities
Securities Sold Short
Common Stock	$(7,863,155)	$–	$–	$(7,863,155)
Securities Sold Short	$(7,863,155)	$–	$–	$(7,863,155)
Other Financial Instruments*
Written Options	(234,820)	–	–	(234,820)
Futures	(165,798)	–	–	(165,798)
Total Other Financial Instruments*	$(400,618)	$–	$–	$(400,618)
Total Liabilities	$(8,263,773)	$–	$–	$(8,263,773)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Long Positions - 148.6% (a)
Corporate Convertible Bonds - 94.0%
Consumer Discretionary - 2.4%
$500,000	EZCORP, Inc. (b)	2.38%	05/01/25	$490,165
1,000,000	Live Nation Entertainment, Inc. (b)	2.50	03/15/23	1,037,913
				1,528,078
Consumer Staples - 1.3%
600,000	Carriage Services, Inc.	2.75	03/15/21	721,500
125,000	Flexion Therapeutics, Inc.	3.38	05/01/24	153,009
				874,509
Energy - 5.2%
1,250,000	Helix Energy Solutions Group, Inc.	4.13	09/15/23	1,476,625
500,000	Newpark Resources, Inc. (b)	4.00	12/01/21	692,051
854,000	Renewable Energy Group, Inc.	2.75	06/15/19	1,189,018
				3,357,694
Financial - 3.4%
300,000	Encore Capital Group, Inc.	3.00	07/01/20	302,571
1,000,000	Encore Capital Group, Inc.	2.88	03/15/21	927,296
1,000,000	Hope Bancorp, Inc. (b)	2.00	05/15/38	976,650
				2,206,517
Healthcare - 14.4%
500,000	Accelerate Diagnostics, Inc. (b)	2.50	03/15/23	463,076
1,000,000	Accuray, Inc. (b)	3.75	07/15/22	1,021,875
1,000,000	Alder Biopharmaceuticals, Inc.	2.50	02/01/25	1,041,300
500,000	Avadel Finance Cayman, Ltd. (b)	4.50	02/01/23	481,749
500,000	DexCom, Inc. (b)	0.75	05/15/22	581,031
500,000	Exact Sciences Corp.	1.00	01/15/25	527,117
1,000,000	Insmed, Inc.	1.75	01/15/25	921,750
1,000,000	Insulet Corp. (b)	1.38	11/15/24	1,125,768
650,000	Novavax, Inc.	3.75	02/01/23	384,470
750,000	Pacira Pharmaceuticals, Inc.	2.38	04/01/22	698,900
1,000,000	Repligen Corp.	2.13	06/01/21	1,547,762
500,000	Theravance Biopharma, Inc.	3.25	11/01/23	496,870
				9,291,668
Industrial - 12.6%
750,000	Fluidigm Corp.	2.75	02/01/34	700,677
461,000	Fluidigm Corp.	2.75	02/01/34	373,736
1,150,000	II-VI, Inc. (b)	0.25	09/01/22	1,287,070
924,000	Kaman Corp.	3.25	05/01/24	1,118,964
967,000	Team, Inc. (b)	5.00	08/01/23	1,237,422
350,000	TimkenSteel Corp.	6.00	06/01/21	540,330
1,000,000	TTM Technologies, Inc.	1.75	12/15/20	1,868,368
1,000,000	Vishay Intertechnology, Inc. (b)	2.25	06/15/25	983,564
				8,110,131
Information Technology - 37.2%
1,148,000	Advanced Micro Devices, Inc.	2.13	09/01/26	2,281,810
1,000,000	Apptio, Inc. (b)	0.88	04/01/23	1,116,459
2,000,000	Atlassian, Inc. (b)	0.63	05/01/23	2,074,146
250,000	Avaya Holdings Corp. (b)	2.25	06/15/23	244,289
500,000	Avid Technology, Inc.	2.00	06/15/20	452,450
1,365,000	Carbonite, Inc.	2.50	04/01/22	2,030,437
1,090,000	Coupa Software, Inc. (b)	0.38	01/15/23	1,633,399
1,000,000	Envestnet, Inc. (b)	1.75	06/01/23	1,031,800
500,000	Five9, Inc. (b)	0.13	05/01/23	524,705
1,000,000	Integrated Device Technology, Inc.	0.88	11/15/22	1,142,093
500,000	MINDBODY, Inc. (b)	0.38	06/01/23	503,871
1,000,000	Momo, Inc. (b)	1.25	07/01/25	982,108
1,500,000	MongoDB, Inc. (b)	0.75	06/15/24	1,467,309
1,000,000	New Relic, Inc. (b)	0.50	05/01/23	1,105,638
500,000	Nutanix, Inc. (b)(c)	0.00	01/15/23	619,219
1,000,000	Pure Storage, Inc. (b)	0.13	04/15/23	1,119,869
1,000,000	ServiceNow, Inc. (c)	0.00	06/01/22	1,357,135
1,000,000	Silicon Laboratories, Inc.	1.38	03/01/22	1,224,326
500,000	Teradyne, Inc.	1.25	12/15/23	666,802
1,500,000	Veeco Instruments, Inc.	2.70	01/15/23	1,327,062

ABSOLUTE FUNDS

1

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Information Technology - 37.2%
$1,000,000	Vocera Communications, Inc. (b)	1.50%	05/15/23	$1,115,276
				24,020,203
Materials - 1.4%
500,000	Aceto Corp.	2.00	11/01/20	384,386
500,000	SSR Mining, Inc.	2.88	02/01/33	494,687
				879,073
Telecommunication Services - 16.1%
1,319,000	CalAmp Corp.	1.63	05/15/20	1,408,688
1,000,000	Chegg, Inc. (b)	0.25	05/15/23	1,186,412
750,000	FireEye, Inc. (b)	0.88	06/01/24	710,424
500,000	FireEye, Inc.	1.63	06/01/35	459,202
1,000,000	Gannett Co., Inc. (b)	4.75	04/15/24	1,088,000
1,000,000	GDS Holdings, Ltd. (b)	2.00	06/01/25	1,038,874
500,000	Global Eagle Entertainment, Inc.	2.75	02/15/35	366,544
1,250,000	Harmonic, Inc.	4.00	12/01/20	1,305,306
1,000,000	Quotient Technology, Inc. (b)	1.75	12/01/22	1,036,538
750,000	RingCentral, Inc. (b)(c)	0.00	03/15/23	798,043
1,000,000	Twitter, Inc. (b)	0.25	06/15/24	1,035,524
				10,433,555
Total Corporate Convertible Bonds (Cost $56,505,200)				60,701,428

Shares	Security Description	Value
Money Market Fund - 54.6%
35,271,822	State Street Institutional Treasury Money Market Fund, Premier Share Class, 1.73% (d)
	(Cost $35,271,822)	35,271,822
Total Long Positions - 148.6% (Cost $91,777,022)		95,973,250
Total Short Positions - (47.3)% (Proceeds $(27,976,375))		(30,561,939)
Other Assets & Liabilities, Net - (1.3)%		(841,149)
Net Assets - 100.0%		$64,570,162

ABSOLUTE FUNDS

2

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Short Positions - (47.3)%
Common Stock - (47.3)%
Consumer Discretionary - (0.9)%
(19,446)	EZCORP, Inc., Class A	$(234,324)
(6,550)	Live Nation Entertainment, Inc.	(318,134)
		(552,458)
Consumer Staples - (0.9)%
(21,400)	Carriage Services, Inc.	(525,370)
(3,125)	Flexion Therapeutics, Inc.	(80,781)
		(606,151)
Energy - (3.2)%
(81,403)	Helix Energy Solutions Group, Inc.	(678,087)
(40,500)	Newpark Resources, Inc.	(439,425)
(52,536)	Renewable Energy Group, Inc.	(937,768)
		(2,055,280)
Financial - (1.2)%
(11,177)	Encore Capital Group, Inc.	(409,078)
(20,600)	Hope Bancorp, Inc.	(367,298)
		(776,376)
Healthcare - (6.6)%
(4,600)	Accelerate Diagnostics, Inc.	(102,580)
(105,000)	Accuray, Inc.	(430,500)
(34,600)	Alder Biopharmaceuticals, Inc.	(546,680)
(22,200)	Avadel Pharmaceuticals PLC, ADR	(136,086)
(3,200)	DexCom, Inc.	(303,936)
(4,410)	Exact Sciences Corp.	(263,674)
(16,500)	Insmed, Inc.	(390,225)
(7,590)	Insulet Corp.	(650,463)
(47,800)	Novavax, Inc.	(64,052)
(3,438)	Pacira Pharmaceuticals, Inc.	(110,188)
(23,080)	Repligen Corp.	(1,085,683)
(8,650)	Theravance Biopharma, Inc.	(196,182)
		(4,280,249)
Industrial - (7.3)%
(37,200)	Fluidigm Corp.	(221,712)
(16,400)	II-VI, Inc.	(712,580)
(9,500)	Kaman Corp.	(662,055)
(29,050)	Team, Inc.	(671,055)
(22,200)	TimkenSteel Corp.	(362,970)
(94,038)	TTM Technologies, Inc.	(1,657,890)
(17,800)	Vishay Intertechnology, Inc.	(412,960)
		(4,701,222)
Information Technology - (20.6)%
(125,900)	Advanced Micro Devices, Inc.	(1,887,241)
(16,575)	Apptio, Inc., Class A	(600,015)
(14,000)	Atlassian Corp. PLC, Class A	(875,280)
(5,200)	Avaya Holdings Corp.	(104,416)
(3,320)	Avid Technology, Inc.	(17,264)
(42,506)	Carbonite, Inc.	(1,483,459)
(19,833)	Coupa Software, Inc.	(1,234,406)
(7,700)	Envestnet, Inc.	(423,115)
(7,732)	Five9, Inc.	(267,295)
(20,550)	Integrated Device Technology, Inc.	(655,134)
(6,300)	MINDBODY, Inc., Class A	(243,180)
(9,800)	Momo, Inc., ADR	(426,300)
(10,500)	MongoDB, Inc.	(521,115)
(5,930)	New Relic, Inc.	(596,499)
(7,750)	Nutanix, Inc., Class A	(399,668)
(25,100)	Pure Storage, Inc., Class A	(599,388)
(5,954)	ServiceNow, Inc.	(1,026,886)
(7,492)	Silicon Laboratories, Inc.	(746,203)
(12,307)	Teradyne, Inc.	(468,528)
(10,500)	Veeco Instruments, Inc.	(149,625)
(19,435)	Vocera Communications, Inc.	(580,912)
		(13,305,929)

ABSOLUTE FUNDS

3

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Materials - 0.0%
(300)	Aceto Corp.	$(1,005)
(3,000)	SSR Mining, Inc.	(29,610)
		(30,615)
Telecommunication Services - (6.6)%
(20,638)	CalAmp Corp.	(483,548)
(27,009)	Chegg, Inc.	(750,580)
(20,200)	FireEye, Inc.	(310,878)
(42,200)	Gannett Co., Inc.	(451,540)
(13,374)	GDS Holdings, Ltd., ADR	(536,164)
(2,000)	Global Eagle Entertainment, Inc.	(5,040)
(92,500)	Harmonic, Inc.	(393,125)
(34,300)	Quotient Technology, Inc.	(449,330)
(5,960)	RingCentral, Inc., Class A	(419,286)
(10,400)	Twitter, Inc.	(454,168)
		(4,253,659)
Total Common Stock (Proceeds $(27,976,375))		(30,561,939)
Total Short Positions - (47.3)% (Proceeds $(27,976,375))		$(30,561,939)

ABSOLUTE FUNDS

4

ABSOLUTE CONVERTIBLE ARBITRAGE FUND

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2018

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	All or a portion of these securities are held as collateral for securities sold short.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $30,810,237 or 47.7% of net assets.

(c)	Zero coupon bond. Interest rate presented is yield to maturity.

(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund’s investments and liabilities as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Corporate Convertible Bonds	$–	$60,701,428	$–	$60,701,428
Money Market Fund	–	35,271,822	–	35,271,822
Investments at Value	$–	$95,973,250	$–	$95,973,250
Total Assets	$–	$95,973,250	$–	$95,973,250

Liabilities
Securities Sold Short
Common Stock	$(30,561,939)	$–	$–	$(30,561,939)
Securities Sold Short	$(30,561,939)	$–	$–	$(30,561,939)
Total Liabilities	$(30,561,939)	$–	$–	$(30,561,939)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE FUNDS

5

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Common Stock - 90.0%
Argentina - 1.0%
8,000	Despegar.com Corp. (a)	$167,760
Brazil - 4.1%
527,400	GP Investments, Ltd., BDR (a)	680,384
Canada - 4.9%
576,750	Obsidian Energy, Ltd. (a)	651,728
9,300	Points International, Ltd. (a)	153,078
		804,806
China - 16.4%
1,200	Alibaba Group Holding, Ltd., ADR (a)	222,636
4,246	Baidu, Inc., ADR (a)	1,031,778
98,500	BYD Co., Ltd., Class H	596,981
81,972	Kandi Technologies Group, Inc. (a)	348,381
12,000	Momo, Inc., ADR (a)	522,000
		2,721,776
Cyprus - 1.8%
2,021,534	Secure Property Development & Investment PLC (a)	306,811
France - 3.4%
19,900	Cellectis SA, ADR (a)	562,971
Hong Kong - 4.1%
3,590,300	Genting Hong Kong, Ltd.	672,701
India - 12.3%
127,950	Dewan Housing Finance Corp., Ltd.	1,190,608
52,800	NIIT Technologies, Ltd.	846,079
		2,036,687
Japan - 12.7%
24,300	Canon, Inc., ADR	794,367
14,175	FANUC Corp., ADR	281,090
20,100	Sony Corp.	1,028,284
		2,103,741
Mexico - 2.7%
4,779	Grupo Aeroportuario del Pacifico SAB de CV, ADR	444,017
Netherlands - 2.6%
10,200	Koninklijke Philips NV, ADR	431,154
Russian Federation - 3.2%
18,215	Tarkett SA	524,980
Spain - 4.2%
27,764	Cellnex Telecom SA (b)	700,332
Switzerland - 8.3%
6,293	Dufry AG (a)	803,227
26,278	STMicroelectronics NV, ADR	581,269
		1,384,496

Shares	Security Description	Value
Taiwan, Province of China - 2.6%
12,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$438,720
United Kingdom - 1.6%
13,866	Fiat Chrysler Automobiles NV (a)	261,929
United States - 4.1%
40,403	TCG BDC, Inc.	687,661
Total Common Stock (Cost $14,735,862)		14,930,926

Principal	Security Description	Value
Private Equity Fund - 5.6%
Cayman Islands - 3.3%
492,966	Silvershore Internet Opportunity Fund I LP (a)(c)(d)
	(Cost $492,966)	536,938
India - 0.0%
36,915	Bharat Investors LP (a)(e)(f)
	(Cost $36,915)	120
South Korea - 2.3%
400,000	Silvershore GO I LP (a)(c)(g)(h)
	(Cost $400,000)	386,023
Total Private Equity Fund (Cost $929,881)		923,081

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 1.8%
Corporate Convertible Bond - 1.8%
Philippines - 1.8%
300,000	Migo (e)(i)
	(Cost $300,000)	7.50%	06/14/19	300,000
Investments, at value - 97.4% (Cost $15,965,743)				$16,154,007
Other Assets & Liabilities, Net - 2.6%				429,045
Net Assets - 100.0%				$16,583,052

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

LP	Limited Partnership

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $700,332 or 4.2% of net assets.

(c)	Investment is valued using the practical expedient.

1

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

(d)	Private equity fund purchased on 03/02/18 that invests in Grab, Inc. Illiquid investment in which redemptions are not accepted. Unfunded commitments of $7,034 as of June 30, 2018.

(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $300,120 or 1.8% of net assets.

(f)	Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of June 30, 2018.

(g)	Private equity fund purchased on 02/01/18 that invests in Greenoaks Opportunity Partners I LLC. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of June 30, 2018.

(h)	Affiliated company.

(i)	Corporate convertible bond purchased on 12/31/17. Security fair valued using private transaction cost.

The following is a summary of the inputs used to value the Fund’s inputs as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Practical Expedient *	$922,961
Level 1 - Quoted Prices	14,930,926
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	300,120
Total	$16,154,007

*	As a practical expedient, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amount presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The Level 1 value displayed in this table is Common Stock. The Level 3 value displayed in this table is a Private Equity Fund and a Corporate Convertible Bond. Refer to this Schedule of Investments for a further breakout of each security by country and instrument type.

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with affiliates were as follows:

Private Equity Fund
Balance 03/31/18
Principal	$400,000
Cost	$400,000
Value	$386,023
Gross Additions
Principal	$–
Cost	$–
Gross Reductions
Principal	$–
Cost	$–
Balance 06/30/18
Principal	$400,000
Cost	$400,000
Value	$386,023
Realized Gain/(Loss)	$–
Unrealized Depreciation	$–

2

ADALTA INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Private Equity Funds	Corporate Convertible Bond
Balance as of 03/31/18	$3,132	$300,000
Change in unrealized appreciation/(depreciation)	(3,012)	-
Balance as of 06/30/18	$120	$300,000
Net change in unrealized appreciation/(depreciation) from investments held as of 06/30/18	$(3,012)	$-

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2018

Shares	SecurityDescription	Value
Common Stock - 98.9%
Consumer Discretionary - 6.8%
54,000	Discovery Communications, Inc., Class C (a)	$1,377,000
48,000	Liberty Global PLC, Class A (a)	1,321,920
		2,698,920
Consumer Staples - 1.8%
7,000	Anheuser-Busch InBev SA/NV, ADR	705,320
Energy - 14.8%
44,000	Enterprise Products Partners LP	1,217,480
90,000	Matador Resources Co. (a)	2,704,500
33,000	McDermott International, Inc. (a)	648,450
90,000	San Juan Basin Royalty Trust	521,100
12,000	Schlumberger, Ltd.	804,360
		5,895,890
Financials - 26.3%
70,000	Apollo Global Management, LLC	2,230,900
4,500	Credit Acceptance Corp. (a)	1,590,300
11,500	Enstar Group, Ltd. (a)	2,383,950
16,000	JPMorgan Chase & Co.	1,667,200
14,000	Oaktree Capital Group, LLC	569,100
63,000	The Blackstone Group LP	2,026,710
		10,468,160
Healthcare - 18.8%
13,000	Abbott Laboratories	792,870
24,000	Gilead Sciences, Inc.	1,700,160
48,000	Grifols SA, ADR	1,032,000
9,000	Laboratory Corp. of America Holdings (a)	1,615,770
14,000	Merck & Co., Inc.	849,800
40,000	RadNet, Inc. (a)	600,000
4,500	Waters Corp. (a)	871,155
		7,461,755
Industrials - 7.3%
24,000	Armstrong World Industries, Inc. (a)	1,516,800
14,000	Wabtec Corp.	1,380,120
		2,896,920
Real Estate - 3.8%
28,080	Homefed Corp. (a)	1,526,148
Technology - 14.9%
2,000	Alphabet, Inc., Class C (a)	2,231,300
98,000	BlackBerry, Ltd. (a)	945,700
21,000	Microsoft Corp.	2,070,810
12,000	QUALCOMM, Inc.	673,440
		5,921,250
Telecommunication Services - 4.4%
94,000	CenturyLink, Inc.	1,752,160
Total Common Stock (Cost $31,257,071)		39,326,523

Shares	Security Description	Exercise Price	Exp.Date	Value
Warrants - 0.0%
75,675	AgroFresh Solutions, Inc. (a)
	(Cost $171,744)	$11.50	02/19/19	$20,773
Investments, at value - 98.9% (Cost $31,428,815)				$39,347,296
Other Assets & Liabilities, Net - 1.1%				424,273
Net Assets - 100.0%				$39,771,569

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

BECK, MACK & OLIVER PARTNERS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2018

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$39,347,296
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$39,347,296

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

LMCG GLOBAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Long Positions - 96.8%
Equity Securities - 94.4% (a)
Common Stock - 93.9%
Australia - 1.7%
10,989	Aristocrat Leisure, Ltd.	$250,960
9,794	Caltex Australia, Ltd.	235,700
3,293	Macquarie Group, Ltd.	300,112
		786,772
Austria - 0.5%
4,226	OMV AG	239,013
Belgium - 0.5%
2,910	UCB SA	228,116
Bermuda - 0.5%
4,723	The Bank of NT Butterfield & Son, Ltd.	215,936
Cayman Islands - 0.6%
8,093	SMART Global Holdings, Inc. (b)	257,924
Denmark - 0.7%
4,849	H Lundbeck A/S	339,849
Finland - 1.1%
12,308	Fortum OYJ	293,166
11,670	Stora Enso OYJ, Class R	227,354
		520,520
France - 2.4%
2,268	Eiffage SA	246,404
206	Hermes International	125,836
1,842	ICADE REIT	172,537
3,006	Kaufman & Broad SA	141,558
30,604	Natixis SA	216,540
2,556	Sanofi	205,143
		1,108,018
Germany - 2.8%
3,885	AURELIUS Equity Opportunities SE &Co. KGaA	229,947
2,415	BASF SE	230,557
2,456	Bechtle AG	188,777
2,215	Covestro AG (c)	196,877
7,767	Deutsche Lufthansa AG	186,079
2,083	Rheinmetall AG	229,176
		1,261,413
Ireland - 0.9%
20,419	Grafton Group PLC	213,944
16,774	UDG Healthcare PLC	182,288
		396,232
Japan - 7.1%
5,800	Asahi Glass Co., Ltd.	225,597
14,000	GMO internet, Inc.	332,148
33,000	Hitachi, Ltd.	232,484
14,800	Itoham Yonekyu Holdings, Inc.	127,334
6,900	Kirin Holdings Co., Ltd.	184,954
4,000	Matsumotokiyoshi Holdings Co., Ltd.	179,495
7,700	Megmilk Snow Brand Co., Ltd.	205,702
4,900	Nippon Telegraph & Telephone Corp.	222,597
2,900	Nitto Denko Corp.	218,943
8,200	NOK Corp.	158,380
13,900	Sumitomo Corp.	227,958
4,700	Taiheiyo Cement Corp.	154,613
4,200	Terumo Corp.	240,441
1,300	Tokyo Electron, Ltd.	223,149
3,500	Ulvac, Inc.	133,514
6,100	Yamaha Motor Co., Ltd.	153,133
		3,220,442

Shares	Security Description	Value
Netherlands - 2.0%
5,096	BE Semiconductor Industries NV	$137,133
3,261	EXOR NV	218,217
2,852	Koninklijke DSM NV	285,311
4,873	Wolters Kluwer NV	273,749
		914,410
Norway - 1.9%
24,841	Orkla ASA	217,331
10,728	Statoil ASA	283,676
9,505	TGS NOPEC Geophysical Co. ASA	349,071
		850,078
Portugal - 0.4%
11,811	Jeronimo Martins SGPS SA	170,131
Puerto Rico - 0.8%
7,812	Popular, Inc.	353,180
Singapore - 0.5%
27,600	Oversea-Chinese Banking Corp., Ltd.	235,090
Spain - 0.6%
6,489	Ebro Foods SA	151,256
2,157	Viscofan SA	146,736
		297,992
Sweden - 3.6%
9,610	Axfood AB	184,444
22,346	Dometic Group AB (c)	218,705
18,492	Fabege AB	219,942
20,619	Peab AB	155,047
15,114	Swedish Orphan Biovitrum AB (b)	329,154
19,296	Tele2 AB	226,003
6,357	Thule Group AB (c)	157,570
8,458	Volvo AB, Class B	134,424
		1,625,289
Switzerland - 3.9%
7,452	Coca-Cola HBC AG (b)	248,037
10,453	GAM Holding AG	143,737
5,728	Logitech International SA, Class R	250,949
3,078	Novartis AG	233,162
14,638	OC Oerlikon Corp. AG (b)	223,006
326	Partners Group Holding AG	238,321
98	SGS SA	260,405
616	Zurich Insurance Group AG	182,170
		1,779,787
United Kingdom - 6.1%
20,255	Barratt Developments PLC	137,307
38,094	BP PLC	289,839
10,806	easyJet PLC	237,731
23,772	Inchcape PLC	244,389
10,330	Intermediate Capital Group PLC	149,650
30,278	International Consolidated Airlines Group SA	264,964
3,770	Rightmove PLC	263,532
4,847	Schroders PLC	201,135
5,440	Severn Trent PLC	141,841
12,860	Smith & Nephew PLC	236,885
11,862	SSE PLC	211,743
15,424	St James’s Place PLC	232,719
21,069	Tate & Lyle PLC	179,305
		2,791,040
United States - 55.3%
3,276	1st Source Corp.	175,037
6,941	Allison Transmission Holdings, Inc.	281,041
3,292	Amedisys, Inc. (b)	281,334
2,569	American Financial Group, Inc.	275,731
3,346	Arrow Electronics, Inc. (b)	251,887
5,235	Athene Holding, Ltd., Class A (b)	229,502
3,231	BancFirst Corp.	191,275

LMCG FUNDS

1

LMCG GLOBAL MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
United States - 55.3% (continued)
8,793	Beazer Homes USA, Inc. (b)	$129,697
1,175	Bio-Techne Corp.	173,841
12,170	Bloomin’ Brands, Inc.	244,617
7,446	Boise Cascade Co.	332,836
5,088	Bruker Corp.	147,756
1,884	Burlington Stores, Inc. (b)	283,599
2,189	CACI International, Inc., Class A (b)	368,956
3,662	Carnival PLC	209,301
4,773	Catalent, Inc. (b)	199,941
6,880	Cathay General Bancorp	278,571
11,135	CNO Financial Group, Inc.	212,010
12,386	Cohu, Inc.	303,581
7,722	Concert Pharmaceuticals, Inc. (b)	129,961
4,887	Covenant Transportation Group, Inc. (b)	153,940
22,385	Crocs, Inc. (b)	394,200
7,385	CVR Energy, Inc.	273,171
7,082	Delek U.S. Holdings, Inc.	355,304
3,352	Dillard’s, Inc., Class A	316,764
3,886	DineEquity, Inc.	290,673
2,735	EMCOR Group, Inc.	208,352
4,447	Emergent BioSolutions, Inc. (b)	224,529
1,994	Enanta Pharmaceuticals, Inc. (b)	231,105
5,513	First American Financial Corp.	285,132
569	First Citizens BancShares, Inc., Class A	229,478
28,290	Forterra, Inc. (b)	275,262
6,331	Fortinet, Inc. (b)	395,244
6,502	FTI Consulting, Inc. (b)	393,241
8,671	Gaming and Leisure Properties, Inc. REIT	310,422
3,356	Globus Medical, Inc. (b)	169,344
426	Graham Holdings Co., Class B	249,679
4,226	Green Dot Corp., Class A (b)	310,146
10,901	Harsco Corp. (b)	240,912
5,870	HollyFrontier Corp.	401,684
5,421	Insperity, Inc.	516,350
10,531	International Game Technology PLC	244,740
4,118	INTL. FCStone, Inc. (b)	212,942
11,952	Jabil, Inc.	330,592
6,332	Kennametal, Inc.	227,319
3,171	Lakeland Financial Corp.	152,810
6,078	La-Z-Boy, Inc., Class Z	185,987
13,735	Louisiana-Pacific Corp.	373,867
3,047	LPL Financial Holdings, Inc.	199,700
3,476	Magellan Health, Inc. (b)	333,522
3,974	ManTech International Corp., Class A	213,165
4,493	Marcus & Millichap, Inc. (b)	175,272
10,768	Marvell Technology Group, Ltd.	230,866
10,499	MDU Resources Group, Inc.	301,111
6,235	Medpace Holdings, Inc. (b)	268,105
5,994	Merit Medical Systems, Inc. (b)	306,893
11,919	Meritor, Inc. (b)	245,174
4,488	Movado Group, Inc.	216,770
3,287	MSA Safety, Inc.	316,670
11,497	Natural Grocers by Vitamin Cottage, Inc. (b)	146,472
13,480	NCI Building Systems, Inc. (b)	283,080
12,160	OraSure Technologies, Inc. (b)	200,275
3,865	Owens Corning	244,925
9,825	Owens-Illinois, Inc. (b)	165,158
5,530	PacWest Bancorp	273,293
8,940	PBF Energy, Inc.	374,854
3,410	Penn Virginia Corp. (b)	289,475
4,535	Penske Automotive Group, Inc.	212,465
3,608	Phibro Animal Health Corp.	166,148
4,418	Plantronics, Inc.	336,873
8,035	PNM Resources, Inc.	312,561
6,561	Primoris Services Corp.	178,656

Shares	Security Description	Value
United States - 55.3% (continued)
2,930	PTC, Inc. (b)	$274,863
3,307	Qualys, Inc. (b)	278,780
15,137	QuinStreet, Inc. (b)	192,240
3,033	Reliance Steel & Aluminum Co.	265,509
3,537	Ryder System, Inc.	254,169
5,012	SkyWest, Inc.	260,123
5,068	Sotheby’s (b)	275,395
5,513	SpartanNash Co.	140,692
6,163	SPX FLOW, Inc. (b)	269,755
2,334	SYNNEX Corp.	225,254
16,738	Tailored Brands, Inc.	427,154
4,705	TD Ameritrade Holding Corp.	257,693
3,269	Tech Data Corp. (b)	268,450
1,036	Teleflex, Inc.	277,866
8,134	Teradyne, Inc.	309,661
6,457	Textainer Group Holdings, Ltd. (b)	102,666
13,086	The Bancorp, Inc. (b)	136,880
5,581	The Greenbrier Cos., Inc.	294,398
6,669	Titan Machinery, Inc. (b)	103,703
4,009	T-Mobile US, Inc. (b)	239,538
6,162	Urban Outfitters, Inc. (b)	274,517
14,495	Vishay Intertechnology, Inc.	336,284
5,655	Voya Financial, Inc.	265,785
4,803	Walker & Dunlop, Inc.	267,287
3,138	Wintrust Financial Corp.	273,163
2,032	Zebra Technologies Corp. (b)	291,084
		25,208,055
Total Common Stock (Cost $36,989,148)		42,799,287

Shares	Security Description	Rate	Value
Preferred Stock - 0.5%
Germany - 0.5%
1,292	Volkswagen AG
	(Cost $168,984)	3.96%	213,452
Total Equity Securities (Cost $37,158,132)			43,012,739

Shares	Security Description	Value
Money Market Fund - 2.4%
1,088,578	Dreyfus Treasury Prime Cash Management, Institutional Shares, 1.68% (d)
	(Cost $1,088,578)	1,088,578
Total Long Positions - 96.8% (Cost $38,246,710)		$44,101,317
Total Short Positions - (95.0)% (Proceeds $(44,268,235))		$(43,285,884)
Other Assets & Liabilities, Net - 98.2%		44,732,817
Net Assets - 100.0%		$45,548,250

LMCG FUNDS

2

LMCG GLOBAL MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Short Positions - (95.0)%
Common Stock - (95.0)%
Belgium - (0.6)%
(4,910)	Ontex Group NV	$(107,611)
(876)	Sofina SA	(151,260)
		(258,871)
Bermuda - (1.2)%
(10,311)	Golar LNG, Ltd.	(303,762)
(6,263)	James River Group Holdings, Ltd.	(246,073)
		(549,835)
Denmark - (1.4)%
(6,941)	Ambu A/S	(233,492)
(134)	AP Moller - Maersk A/S, Class A	(158,356)
(3,983)	FLSmidth & Co. A/S	(237,651)
		(629,499)
Finland - (0.5)%
(6,217)	Huhtamaki OYJ	(229,262)
France - (3.5)%
(1,981)	BioMerieux	(177,990)
(9,195)	Bureau Veritas SA	(245,113)
(16,245)	Getlink SE	(222,717)
(206)	Hermes International	(125,836)
(1,047)	Remy Cointreau SA	(135,549)
(5,743)	SPIE SA	(116,245)
(106,747)	Technicolor SA	(131,155)
(1,463)	Teleperformance	(258,213)
(3,710)	Valeo SA	(202,283)
		(1,615,101)
Germany - (4.2)%
(5,243)	Aareal Bank AG	(230,017)
(2,531)	Bayerische Motoren Werke AG	(228,783)
(3,914)	Carl Zeiss Meditec AG	(267,067)
(13,777)	Deutsche Bank AG	(147,393)
(7,117)	Deutsche Post AG	(231,234)
(9,133)	K+S AG	(224,664)
(378)	KWS Saat SE	(133,974)
(5,559)	Rocket Internet SE	(177,872)
(3,189)	Symrise AG	(278,956)
		(1,919,960)
Ireland - (0.6)%
(978)	COSMO Pharmaceuticals NV	(110,288)
(10,032)	Ryanair Holdings PLC	(184,127)
		(294,415)
Italy - (0.7)%
(4,601)	Luxottica Group SpA	(296,239)
Japan - (7.2)%
(7,100)	Calbee, Inc.	(267,085)
(4,400)	Coca-Cola Bottlers Japan Holdings, Inc.	(176,042)
(4,000)	Dentsu, Inc.	(189,352)
(2,800)	FP Corp.	(154,643)
(44,000)	Fujitsu, Ltd.	(266,267)
(13,600)	Ibiden Co., Ltd.	(217,309)
(12,000)	JGC Corp.	(241,380)
(11,700)	Koei Tecmo Holdings Co., Ltd.	(229,565)
(6,600)	Mitsubishi Heavy Industries, Ltd.	(239,919)
(7,100)	Nippon Paint Holdings Co., Ltd.	(305,336)
(3,800)	Nissin Foods Holdings Co., Ltd.	(275,326)
(1,900)	SoftBank Group Corp.	(135,675)
(17,000)	Takashimaya Co., Ltd.	(145,442)
(13,200)	Topcon Corp.	(225,957)
(7,100)	Tsumura & Co.	(229,264)
		(3,298,562)
Jordan - (0.4)%
(10,033)	Hikma Pharmaceuticals PLC	(197,897)

Shares	Security Description	Value
Luxembourg - (0.3)%
(2,434)	Millicom International Cellular SA, SDR	$(143,051)
Netherlands - (2.9)%
(7,156)	ALTICE EUROPE NV	(28,956)
(12,275)	ALTICE EUROPE NV, Class A	(49,824)
(3,773)	InterXion Holding NV	(235,511)
(6,110)	Koninklijke Vopak NV	(281,622)
(5,414)	NN Group NV	(219,572)
(9,686)	OCI NV	(260,103)
(15,555)	SBM Offshore NV	(241,185)
		(1,316,773)
Norway - (1.2)%
(10,212)	Gjensidige Forsikring ASA	(167,185)
(17,569)	XXL ASA	(142,021)
(5,782)	Yara International ASA	(239,214)
		(548,420)
Spain - (2.2)%
(14,228)	Atresmedia Corp. de Medios de Comunicacion SA	(119,353)
(56,443)	Distribuidora Internacional de Alimentacion SA	(163,963)
(15,742)	Indra Sistemas SA	(187,785)
(16,542)	Merlin Properties Socimi SA REIT	(240,158)
(12,802)	Red Electrica Corp. SA	(260,086)
(1,467)	Zardoya Otis SA	(13,989)
		(985,334)
Sweden - (1.8)%
(13,260)	Getinge AB, Class B	(120,375)
(10,398)	Hennes & Mauritz AB, Class B	(154,775)
(9,487)	Industrivarden AB	(183,006)
(6,316)	Kinnevik AB, Class B	(215,231)
(4,514)	L E Lundbergforetagen AB, Class B	(138,164)
		(811,551)
Switzerland - (2.2)%
(8,914)	Aryzta AG	(133,335)
(2,271)	Basilea Pharmaceutica AG	(150,923)
(284)	dormakaba Holding AG	(198,396)
(9,340)	Idorsia, Ltd.	(246,445)
(86,289)	Weatherford International PLC	(283,891)
		(1,012,990)
United Kingdom - (9.5)%
(20,730)	Aggreko PLC	(184,463)
(3,832)	Associated British Foods PLC	(138,176)
(4,625)	British American Tobacco PLC	(232,977)
(5,904)	Derwent London PLC REIT	(241,546)
(47,911)	Ensco PLC, Class A	(347,834)
(8,805)	Hargreaves Lansdown PLC	(228,241)
(26,652)	Inmarsat PLC	(192,725)
(28,017)	John Wood Group PLC	(231,364)
(3,280)	Metro Bank PLC	(139,544)
(14,062)	Pennon Group PLC	(147,061)
(2,607)	Reckitt Benckiser Group PLC	(214,204)
(23,232)	Rolls-Royce Holdings PLC	(302,599)
(31,962)	RSA Insurance Group PLC	(285,846)
(4,513)	Shire PLC	(254,257)
(33,588)	Sophos Group PLC	(282,428)
(21,716)	Standard Chartered PLC	(197,255)
(79,628)	Tullow Oil PLC	(256,214)
(22,980)	United Utilities Group PLC	(231,025)
(3,863)	Whitbread PLC	(201,368)
		(4,309,127)
United States - (54.6)%
(21,989)	A10 Networks, Inc.	(136,991)
(8,758)	Aclaris Therapeutics, Inc.	(174,897)
(8,493)	Actuant Corp.	(249,270)
(9,964)	ADTRAN, Inc.	(147,965)
(7,024)	Advanced Disposal Services, Inc.	(174,055)

LMCG FUNDS

3

LMCG GLOBAL MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
United States - (54.6)% (continued)
(2,914)	Aerie Pharmaceuticals, Inc.	$(196,841)
(10,222)	Aerojet Rocketdyne Holdings, Inc.	(301,447)
(8,089)	Altice USA, Inc.	(137,998)
(4,654)	Ambarella, Inc.	(179,691)
(19,691)	American Outdoor Brands Corp.	(236,883)
(3,456)	Appfolio, Inc.	(211,334)
(8,907)	Aqua America, Inc.	(313,348)
(4,742)	AZZ, Inc.	(206,040)
(5,663)	Bank of the Ozarks	(255,062)
(6,091)	Benefitfocus, Inc.	(204,658)
(6,141)	BioTelemetry, Inc.	(276,345)
(5,985)	Black Knight, Inc.	(320,497)
(6,710)	Brown & Brown, Inc.	(186,068)
(57,865)	Cerus Corp.	(385,960)
(1,999)	Chesapeake Utilities Corp.	(159,820)
(5,365)	Chuy’s Holdings, Inc.	(164,705)
(6,479)	CIRCOR International, Inc.	(239,464)
(5,678)	Cohen & Steers, Inc.	(236,829)
(12,261)	Coherus Biosciences, Inc.	(171,654)
(4,007)	Compass Minerals International, Inc.	(263,460)
(6,917)	Core-Mark Holding Co., Inc.	(157,016)
(19,191)	Covanta Holding Corp.	(316,651)
(4,120)	Cree, Inc.	(171,268)
(2,661)	Cubic Corp.	(170,836)
(16,000)	Dermira, Inc.	(147,200)
(4,492)	DexCom, Inc.	(426,650)
(4,690)	Dunkin’ Brands Group, Inc.	(323,938)
(5,226)	Eaton Vance Corp.	(272,745)
(8,954)	Electronics For Imaging, Inc.	(291,542)
(3,164)	Ellie Mae, Inc.	(328,550)
(40,101)	Endologix, Inc.	(226,972)
(5,542)	Ethan Allen Interiors, Inc.	(135,779)
(8,160)	Federated Investors, Inc., Class B	(190,291)
(17,151)	Finisar Corp.	(308,718)
(3,970)	First Republic Bank/CA	(384,256)
(70,855)	Flotek Industries, Inc.	(228,862)
(5,386)	Franklin Financial Network, Inc.	(202,514)
(3,772)	Genesee & Wyoming, Inc., Class A	(306,739)
(8,389)	Granite Point Mortgage Trust, Inc. REIT	(153,938)
(64,929)	Hecla Mining Co.	(225,953)
(2,915)	Heska Corp.	(302,548)
(4,927)	HNI Corp.	(183,284)
(5,972)	HomeStreet, Inc.	(160,945)
(7,229)	Inphi Corp.	(235,738)
(8,426)	Invacare Corp.	(156,724)
(3,172)	John B Sanfilippo & Son, Inc.	(236,155)
(10,664)	K2M Group Holdings, Inc.	(239,940)
(2,427)	Kirby Corp.	(202,897)
(9,710)	Knowles Corp.	(148,563)
(806)	LendingTree, Inc.	(172,323)
(1,566)	Lindsay Corp.	(151,886)
(7,231)	Macquarie Infrastructure Corp.	(305,148)
(1,411)	Mesa Laboratories, Inc.	(297,834)
(6,888)	Midland States Bancorp, Inc.	(235,983)
(4,584)	Monro, Inc.	(266,330)
(17,509)	MRC Global, Inc.	(379,420)
(44,513)	Nabors Industries, Ltd.	(285,328)
(13,562)	Nautilus, Inc.	(212,923)
(631)	NewMarket Corp.	(255,240)
(2,531)	Nicolet Bankshares, Inc.	(139,483)
(8,287)	Northfield Bancorp, Inc.	(137,730)
(18,457)	NOW, Inc.	(246,032)
(9,761)	Nutrisystem, Inc.	(375,799)
(2,358)	NuVasive, Inc.	(122,899)
(46,014)	Oclaro, Inc.	(410,905)
(23,081)	ORBCOMM, Inc.	(233,118)

Shares	Security Description	Value
United States - (54.6)% (continued)
(9,818)	Oritani Financial Corp.	$(159,052)
(3,640)	OSI Systems, Inc.	(281,481)
(33,712)	Pandora Media, Inc.	(265,651)
(4,525)	Papa John’s International, Inc.	(229,508)
(4,156)	Portola Pharmaceuticals, Inc.	(156,972)
(8,069)	PRA Group, Inc.	(311,060)
(6,405)	PROS Holdings, Inc.	(234,231)
(3,815)	Prosperity Bancshares, Inc.	(260,793)
(10,814)	Qurate Retail, Inc.	(229,473)
(13,425)	Rambus, Inc.	(168,350)
(4,478)	RLI Corp.	(296,399)
(16,341)	SeaWorld Entertainment, Inc.	(356,561)
(61,401)	Southwestern Energy Co.	(325,425)
(5,796)	Spirit Airlines, Inc.	(210,685)
(20,138)	Sunrun, Inc.	(264,815)
(13,682)	Surgery Partners, Inc.	(203,862)
(14,285)	Switch, Inc.	(173,848)
(12,797)	Tanger Factory Outlet Centers, Inc. REIT	(300,602)
(12,575)	Team, Inc.	(290,483)
(3,382)	Tempur Sealy International, Inc.	(162,505)
(2,127)	Tennant Co.	(168,033)
(4,510)	TESARO, Inc.	(200,560)
(18,408)	TFS Financial Corp.	(290,294)
(12,086)	TG Therapeutics, Inc.	(158,931)
(9,198)	The GEO Group, Inc. REIT	(253,313)
(18,608)	The KeyW Holding Corp.	(162,634)
(15,612)	TimkenSteel Corp.	(255,256)
(4,278)	U.S. Concrete, Inc.	(224,595)
(13,006)	Veeco Instruments, Inc.	(185,336)
(4,674)	ViaSat, Inc.	(307,175)
(1,245)	Virtus Investment Partners, Inc.	(159,298)
(3,649)	Wabtec Corp.	(359,718)
(26,740)	WisdomTree Investments, Inc.	(242,799)
(4,062)	WR Berkley Corp.	(294,129)
(13,145)	Zoe’s Kitchen, Inc.	(128,295)
		(24,868,997)
Total Common Stock (Proceeds $(44,268,235))		(43,285,884)
Total Short Positions - (95.0)% (Proceeds $(44,268,235))		$(43,285,884)

LMCG FUNDS

4

LMCG GLOBAL MARKET NEUTRAL FUND

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2018

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	All or a portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $573,152 or 1.3% of net assets.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Australia	$–	$786,772	$–	$786,772
Austria	–	239,013	–	239,013
Belgium	–	228,116	–	228,116
Bermuda	215,936	–	–	215,936
Cayman Islands	257,924	–	–	257,924
Denmark	–	339,849	–	339,849
Finland	–	520,520	–	520,520
France	–	1,108,018	–	1,108,018
Germany	–	1,261,413	–	1,261,413
Ireland	–	396,232	–	396,232
Japan	–	3,220,442	–	3,220,442
Netherlands	–	914,410	–	914,410
Norway	–	850,078	–	850,078
Portugal	–	170,131	–	170,131
Puerto Rico	353,180	–	–	353,180
Singapore	–	235,090	–	235,090
Spain	–	297,992	–	297,992
Sweden	–	1,625,289	–	1,625,289
Switzerland	–	1,779,787	–	1,779,787
United Kingdom	–	2,791,040	–	2,791,040
United States	24,998,754	209,301	–	25,208,055
Preferred Stock
Germany	–	213,452	–	213,452
Money Market Fund	–	1,088,578	–	1,088,578
Investments at Value	$25,825,794	$18,275,523	$–	$44,101,317
Liabilities
Securities Sold Short
Common Stock
Belgium	–	(258,871)	–	(258,871)
Bermuda	(549,835)	–	–	(549,835)
Denmark	–	(629,499)	–	(629,499)
Finland	–	(229,262)	–	(229,262)
France	–	(1,615,101)	–	(1,615,101)
Germany	–	(1,919,960)	–	(1,919,960)
Ireland	–	(294,415)	–	(294,415)

LMCG FUNDS

5

LMCG GLOBAL MARKET NEUTRAL FUND

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited)

JUNE 30, 2018

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Italy	$–	$(296,239)	$–	$(296,239)
Japan	–	(3,298,562)	–	(3,298,562)
Jordan	–	(197,897)	–	(197,897)
Luxembourg	–	(143,051)	–	(143,051)
Netherlands	(235,511)	(1,081,262)	–	(1,316,773)
Norway	–	(548,420)	–	(548,420)
Spain	–	(985,334)	–	(985,334)
Sweden	–	(811,551)	–	(811,551)
Switzerland	(283,891)	(729,099)	–	(1,012,990)
United Kingdom	(347,834)	(3,961,293)	–	(4,309,127)
United States	(24,868,997)	–	–	(24,868,997)
Securities Sold Short	$(26,286,068)	$(16,999,816)	$–	$(43,285,884)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

At June 30, 2018, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Market Neutral Fund

Long Securities	37.73%
Short Securities	(37.32)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS

6

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Equity Securities - 94.5%
Common Stock - 94.1%
Australia - 0.2%
213	Ansell, Ltd.	$4,279
Belgium - 0.4%
79	Anheuser-Busch InBev SA/NV	7,968
Bermuda - 0.8%
609	Invesco, Ltd.	16,175
Canada - 1.4%
200	Canadian National Railway Co.	16,359
200	Intact Financial Corp.	14,186
		30,545
China - 3.3%
4,000	Agile Group Holdings, Ltd.	6,806
60	Alibaba Group Holding, Ltd., ADR (a)	11,132
9,000	China Construction Bank Corp., Class H	8,235
6,000	CNOOC, Ltd.	10,281
12,000	Industrial & Commercial Bank of China, Ltd., Class H	8,950
169	Momo, Inc., ADR (a)	7,352
316	Tencent Holdings, Ltd.	15,868
		68,624
Denmark - 0.5%
310	Danske Bank A/S	9,658
France - 3.0%
424	AXA SA	10,360
173	BNP Paribas SA	10,701
100	Sanofi	8,026
264	TOTAL SA	16,032
190	Vinci SA	18,238
		63,357
Georgia - 0.1%
109	Bank of Georgia Group PLC (a)	2,703
Germany - 4.1%
78	Allianz SE	16,072
138	BASF SE	13,175
104	Bayer AG	11,422
138	Daimler AG	8,840
135	SAP SE	15,581
112	Siemens AG	14,757
283	TAG Immobilien AG	6,224
		86,071
Hong Kong - 0.2%
520	China Mobile, Ltd.	4,614
Ireland - 0.6%
213	AerCap Holdings NV (a)	11,534
Italy - 1.0%
923	Enel SpA	5,115
488	Eni SpA	9,048
2,726	Intesa Sanpaolo SpA	7,887
		22,050
Japan - 3.9%
100	Azbil Corp.	4,351
500	Honda Motor Co., Ltd.	14,660
203	Hoya Corp.	11,516
1,800	Mitsubishi UFJ Financial Group, Inc.	10,197
1,100	Penta-Ocean Construction Co., Ltd.	7,354
800	Sumitomo Electric Industries, Ltd.	11,898
1,100	Toray Industries, Inc.	8,682
200	Toyota Motor Corp.	12,934
		81,592

Shares	Security Description	Value
Liberia - 0.8%
162	Royal Caribbean Cruises, Ltd.	$16,783
Malaysia - 0.4%
2,400	Tenaga Nasional Bhd	8,701
Malta - 0.2%
362	Kindred Group PLC, SDR	4,535
Mexico - 0.2%
1,770	Wal-Mart de Mexico SAB de CV	4,672
Netherlands - 1.3%
941	ING Groep NV	13,507
207	Royal Dutch Shell PLC, ADR, Class B	14,331
		27,838
Russian Federation - 0.2%
700	Evraz PLC	4,672
Singapore - 0.3%
3,300	Singapore Press Holdings, Ltd.	6,289
South Africa - 0.6%
33	Naspers, Ltd., Class N	8,321
1,666	Rand Merchant Investment Holdings, Ltd.	4,528
		12,849
South Korea - 1.8%
122	LG Electronics, Inc.	9,084
27	POSCO	7,967
350	Samsung Electronics Co., Ltd.	14,661
78	SK Hynix, Inc.	5,987
		37,699
Spain - 0.7%
2,825	Banco Santander SA	15,098
Sweden - 0.7%
380	Investor AB, Class B	15,393
Switzerland - 1.5%
518	ABB, Ltd.	11,299
17	Bucher Industries AG	5,671
202	Nestle SA	15,655
		32,625
Taiwan - 1.4%
3,000	Nan Ya Plastics Corp.	8,569
17,000	Shin Kong Financial Holding Co., Ltd.	6,539
2,000	Taiwan Semiconductor Manufacturing Co., Ltd.	14,202
		29,310
Thailand - 0.4%
6,240	PTT PCL, NVDR	9,022
United Kingdom - 4.4%
395	BHP Billiton PLC	8,865
2,057	BP PLC	15,651
167	British American Tobacco PLC	8,412
109	Georgia Capital PLC (a)	1,482
406	GlaxoSmithKline PLC	8,185
1,984	HSBC Holdings PLC	18,539
12,240	Lloyds Banking Group PLC	10,156
503	Royal Dutch Shell PLC, Class B	18,014
47	Spirax-Sarco Engineering PLC	4,030
		93,334
United States - 59.7%
283	Abbott Laboratories	17,260
194	AbbVie, Inc.	17,974
615	AES Corp.	8,247
142	Agios Pharmaceuticals, Inc. (a)	11,961
32	Alphabet, Inc., Class A (a)	36,134
24	Amazon.com, Inc. (a)	40,795
293	American Campus Communities, Inc. REIT	12,564

LMCG FUNDS

1

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
United States - 59.7% (continued)
124	Ameriprise Financial, Inc.	$17,345
112	Amgen, Inc.	20,674
83	Anthem, Inc.	19,756
262	Apple, Inc.	48,499
445	Applied Materials, Inc.	20,555
295	BankUnited, Inc.	12,051
231	Berry Global Group, Inc. (a)	10,612
36	Biogen, Inc. (a)	10,449
271	BorgWarner, Inc.	11,696
577	Brixmor Property Group, Inc. REIT	10,057
278	Capital One Financial Corp.	25,548
565	Carrizo Oil & Gas, Inc. (a)	15,735
95	Charles River Laboratories International, Inc. (a)	10,665
102	Chevron Corp.	12,896
101	Cimarex Energy Co.	10,276
348	Cisco Systems, Inc.	14,974
168	Clean Harbors, Inc. (a)	9,332
614	Comcast Corp., Class A	20,145
111	Curtiss-Wright Corp.	13,211
249	CVS Health Corp.	16,023
659	Darling Ingredients, Inc. (a)	13,101
478	Devon Energy Corp.	21,013
123	Dollar General Corp.	12,128
114	DTE Energy Co.	11,814
142	Eagle Materials, Inc.	14,906
246	Envision Healthcare Corp. (a)	10,826
765	FNB Corp.	10,266
145	Gilead Sciences, Inc.	10,272
178	Hexcel Corp.	11,816
262	Intel Corp.	13,024
292	ITT, Inc.	15,263
262	JPMorgan Chase & Co.	27,300
245	KAR Auction Services, Inc.	13,426
134	LHC Group, Inc. (a)	11,469
70	Ligand Pharmaceuticals, Inc. (a)	14,502
222	Lincoln National Corp.	13,819
89	LogMeIn, Inc.	9,189
182	Lowe’s Cos., Inc.	17,394
77	M&T Bank Corp.	13,102
290	MACOM Technology Solutions Holdings, Inc. (a)	6,682
111	Marriott Vacations Worldwide Corp.	12,539
225	MasTec, Inc. (a)	11,419
236	Merck & Co., Inc.	14,325
377	Micron Technology, Inc. (a)	19,770
235	Microsoft Corp.	23,173
142	Murphy USA, Inc. (a)	10,549
423	Newfield Exploration Co. (a)	12,796
217	Nexstar Media Group, Inc., Class A	15,928
252	PacWest Bancorp	12,454
268	Patterson Cos., Inc.	6,076
498	Pfizer, Inc.	18,067
205	Portland General Electric Co.	8,766
279	Prestige Brands Holdings, Inc. (a)	10,708
196	PTC, Inc. (a)	18,387
301	RealPage, Inc. (a)	16,585
139	Regal Beloit Corp.	11,370
251	RPM International, Inc.	14,638
531	Sinclair Broadcast Group, Inc., Class A	17,072
71	Snap-on, Inc.	11,411
117	Stericycle, Inc. (a)	7,639
74	SVB Financial Group (a)	21,368
205	Target Corp.	15,605
208	The Allstate Corp.	18,984

Shares	Security Description	Value
United States - 59.7% (continued)
46	The Cooper Cos., Inc.	$10,831
74	The Goldman Sachs Group, Inc.	16,322
218	The Hartford Financial Services Group, Inc.	11,146
296	TransUnion	21,205
197	TreeHouse Foods, Inc. (a)	10,344
96	United Rentals, Inc. (a)	14,172
125	Valero Energy Corp.	13,854
126	VMware, Inc., Class A (a)	18,518
241	Walgreens Boots Alliance, Inc.	14,464
189	Walmart, Inc.	16,188
319	Wells Fargo & Co.	17,685
123	WR Grace & Co.	9,017
333	Zayo Group Holdings, Inc. (a)	12,148
		1,262,269
Total Common Stock (Cost $1,637,914)		1,990,259

Shares	Security Description	Rate	Value
Preferred Stock - 0.4%
Brazil - 0.4%
850	Itau Unibanco Holding SA
	(Cost $4,341)	0.02%	8,805
Total Equity Securities (Cost $1,642,255)			1,999,064

Shares	Security Description	Value
Investment Companies - 2.8%
222	iShares MSCI ACWI ETF	15,789
260	iShares MSCI EAFE ETF	17,412
109	iShares MSCI EAFE Small-Cap ETF	6,839
385	iShares MSCI India ETF	12,817
216	iShares MSCI Turkey ETF	6,527
Total Investment Companies (Cost $61,193)		59,384
Money Market Fund - 1.3%
27,161	Dreyfus Treasury Prime Cash Management, Institutional Shares, 1.68% (b)
	(Cost $27,161)	27,161
Investments, at value - 98.6% (Cost $1,730,609)		$2,085,609
Other Assets & Liabilities, Net - 1.4%		28,945
Net Assets - 100.0%		$2,114,554

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2

LMCG FUNDS

2

LMCG GLOBAL MULTICAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$–	$4,279	$–	$4,279
Belgium	–	7,968	–	7,968
Bermuda	16,175	–	–	16,175
Canada	30,545	–	–	30,545
China	18,484	50,140	–	68,624
Denmark	–	9,658	–	9,658
France	–	63,357	–	63,357
Georgia	–	2,703	–	2,703
Germany	–	86,071	–	86,071
Hong Kong	–	4,614	–	4,614
Ireland	11,534	–	–	11,534
Italy	–	22,050	–	22,050
Japan	–	81,592	–	81,592
Liberia	16,783	–	–	16,783
Malaysia	–	8,701	–	8,701
Malta	–	4,535	–	4,535
Mexico	4,672	–	–	4,672
Netherlands	14,331	13,507	–	27,838
Russian Federation	–	4,672	–	4,672
Singapore	–	6,289	–	6,289
South Africa	–	12,849	–	12,849
South Korea	–	37,699	–	37,699
Spain	–	15,098	–	15,098
Sweden	–	15,393	–	15,393
Switzerland	–	32,625	–	32,625
Taiwan	–	29,310	–	29,310
Thailand	–	9,022	–	9,022
United Kingdom	1,482	91,852	–	93,334
United States	1,262,269	–	–	1,262,269
Preferred Stock
Brazil	8,805	–	–	8,805
Investment Companies	59,384	–	–	59,384
Money Market Fund	–	27,161	–	27,161
Investments at Value	$1,444,464	$641,145	$–	$2,085,609

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

At June 30, 2018, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global MultiCap Fund

Long Securities	29.04%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS

3

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Common Stock - 96.1%
Australia - 9.5%
19,644	Ansell, Ltd.	$394,666
79,081	APN Outdoor Group, Ltd.	367,038
68,078	Charter Hall Group REIT	328,527
432,307	Cromwell Property Group REIT	358,048
105,795	Eclipx Group, Ltd.	248,037
146,423	Estia Health, Ltd.	356,249
28,998	Monadelphous Group, Ltd.	322,536
262,299	Nine Entertainment Co. Holdings, Ltd.	480,985
126,569	Primary Health Care, Ltd.	326,370
60,629	Sandfire Resources NL	410,525
29,408	Sims Metal Management, Ltd.	349,264
142,087	St Barbara, Ltd.	510,966
		4,453,211
Austria - 1.4%
38,050	UNIQA Insurance Group AG	349,577
10,399	Vienna Insurance Group AG Wiener Versicherung Gruppe	282,879
		632,456
Denmark - 3.6%
1,549	Rockwool International A/S, Class B	603,809
7,619	Royal Unibrew A/S	605,466
10,345	Topdanmark A/S	451,779
		1,661,054
Finland - 1.5%
15,231	Cramo OYJ	353,456
31,809	Ramirent OYJ	336,789
		690,245
France - 3.1%
2,764	Ipsen SA	432,315
10,562	Korian SA	356,056
12,544	Metropole Television SA	250,877
6,473	Nexity SA	408,647
		1,447,895
Georgia - 0.4%
7,735	Bank of Georgia Group PLC (a)	191,840
Germany - 5.8%
5,412	AURELIUS Equity Opportunities SE & Co. KGaA	320,327
7,511	CTS Eventim AG & Co. KGaA	368,773
23,013	Deutsche Pfandbriefbank AG (b)	321,083
36,710	Deutz AG	282,443
22,594	Kloeckner & Co. SE	237,947
5,699	Leoni AG	288,820
9,392	Salzgitter AG	408,627
22,246	TAG Immobilien AG	489,251
		2,717,271
Hong Kong - 1.5%
596,000	Haitong International Securities Group, Ltd.	270,736
712,000	Sa Sa International Holdings, Ltd.	451,080
		721,816
Ireland - 0.8%
34,279	Grafton Group PLC	359,164
Italy - 2.2%
102,976	Hera SpA	320,420
11,553	MARR SpA	303,932
5,652	Reply SpA	383,278
		1,007,630
Japan - 28.3%
13,900	Arcland Service Holdings Co., Ltd.	294,808
8,500	Azbil Corp.	369,847
7,000	Daiichikosho Co., Ltd.	337,800
15,500	Daikyo, Inc.	338,754

Shares	Security Description	Value
Japan - 28.3% (continued)
19,400	DMG Mori Co., Ltd.	$268,204
10,100	DTS Corp.	374,695
15,500	Fancl Corp.	775,443
9,300	Fuji Soft, Inc.	392,009
16,300	Geo Holdings Corp.	217,994
7,700	Hanwa Co., Ltd.	293,130
16,300	JAC Recruitment Co., Ltd.	351,031
480	Japan Hotel REIT Investment Corp.	359,592
97,600	JVC Kenwood Corp.	276,124
10,800	Kanamoto Co., Ltd.	340,999
27,900	Kanematsu Corp.	402,403
18,600	Kohnan Shoji Co., Ltd.	432,974
20,900	Koshidaka Holdings Co., Ltd.	306,908
11,600	Lintec Corp.	336,133
10,800	Matsumotokiyoshi Holdings Co., Ltd.	484,637
7,000	Meitec Corp.	335,520
13,900	Nihon Unisys, Ltd.	348,582
10,800	Nishio Rent All Co., Ltd.	346,072
13,900	Nomura Co., Ltd.	306,531
53,400	Penta-Ocean Construction Co., Ltd.	356,986
19,400	Round One Corp.	304,524
10,800	Sankyu, Inc.	566,828
3,900	SCREEN Holdings Co., Ltd.	273,132
27,900	Shikoku Electric Power Co., Inc.	373,166
10,800	Ship Healthcare Holdings, Inc.	406,975
10,800	Showa Denko KK	478,077
4,600	Sugi Holdings Co., Ltd.	266,132
13,900	Takara Bio, Inc.	290,028
10,100	The Nisshin Oillio Group, Ltd.	303,199
10,100	Tokyo Seimitsu Co., Ltd.	332,883
10,100	TS Tech Co., Ltd.	420,755
12,400	Ube Industries, Ltd.	321,970
12,400	Unizo Holdings Co., Ltd.	230,678
		13,215,523
Korea, Republic of - 1.2%
38,352	Easy Bio, Inc.	287,335
8,502	Hyundai Corp.	277,320
		564,655
Malaysia - 0.6%
398,800	AirAsia Bhd	295,580
Malta - 0.8%
30,245	Kindred Group PLC, SDR	378,902
Netherlands - 0.8%
6,373	ASM International NV	351,170
Norway - 1.4%
8,456	Aker BP ASA	311,039
45,026	Storebrand ASA	362,395
		673,434
Portugal - 0.9%
74,706	The Navigator Co. SA	443,595
Russian Federation - 1.0%
72,243	Evraz PLC	482,181
Singapore - 0.8%
423,500	Mapletree Greater China Commercial Trust REIT	354,483
South Korea - 0.6%
16,563	Meritz Fire & Marine Insurance Co., Ltd.	285,226
Spain - 2.5%
58,778	Ence Energia y Celulosa SA	519,547
118,842	Sacyr SA	323,992
199,773	Unicaja Banco SA (b)	342,126
		1,185,665

LMCG FUNDS

1

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Sweden - 5.2%
20,899	Axfood AB	$401,114
39,273	Dometic Group AB (b)	384,372
31,708	Elekta AB	416,759
23,013	Mycronic AB	256,484
40,977	Nobia AB	314,634
60,125	SSAB AB, Class A	282,758
32,382	Wihlborgs Fastigheter AB	373,824
		2,429,945
Switzerland - 3.7%
960	Bucher Industries AG	320,226
333	Georg Fischer AG	425,236
14,464	Logitech International SA, Class R	633,681
4,421	Sunrise Communications Group AG (a)(b)	359,230
		1,738,373
Taiwan - 1.1%
180,181	China Life Insurance Co., Ltd.	189,478
108,000	Powertech Technology, Inc.	313,046
		502,524
United Kingdom - 17.4%
27,008	Abcam PLC	474,454
9,996	Bellway PLC	394,900
24,313	Bovis Homes Group PLC	366,585
19,900	Computacenter PLC	379,131
31,731	Dart Group PLC	325,310
61,844	Electrocomponents PLC	616,539
7,735	Georgia Capital PLC (a)	105,145
26,768	Halma PLC	481,993
185,309	Hansteen Holdings PLC REIT	254,358
166,114	Hays PLC	407,926
61,442	Howden Joinery Group PLC	433,285
43,230	IG Group Holdings PLC	490,188
67,938	JD Sports Fashion PLC	393,665
62,301	National Express Group PLC	328,956
7,441	Rightmove PLC	520,144
33,419	Softcat PLC	337,193
5,776	Spirax-Sarco Engineering PLC	495,313
50,973	SSP Group PLC	425,302
38,793	The UNITE Group PLC REIT	440,198
11,483	Victrex PLC	439,623
		8,110,208
Total Common Stock (Cost $42,680,668)		44,894,046
Investment Company - 1.6%
11,258	iShares MSCI EAFE ETF
	(Cost $735,948)	753,948
Money Market Fund - 1.9%
880,192	Dreyfus Treasury Prime Cash Management, Institutional Shares, 1.68% (c)
	(Cost $880,192)	880,192
Investments, at value - 99.6% (Cost $44,296,808)		$46,528,186
Other Assets & Liabilities, Net - 0.4%		193,825
Net Assets - 100.0%		$46,722,011

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,406,811 or 3.0% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$–	$4,453,211	$–	$4,453,211
Austria	–	632,456	–	632,456
Denmark	–	1,661,054	–	1,661,054
Finland	–	690,245	–	690,245
France	–	1,447,895	–	1,447,895
Georgia	–	191,840	–	191,840
Germany	–	2,717,271	–	2,717,271
Hong Kong	–	721,816	–	721,816
Ireland	–	359,164	–	359,164
Italy	–	1,007,630	–	1,007,630
Japan	–	13,215,523	–	13,215,523
Korea, Republic of	–	564,655	–	564,655
Malaysia	–	295,580	–	295,580
Malta	–	378,902	–	378,902
Netherlands	–	351,170	–	351,170
Norway	–	673,434	–	673,434
Portugal	–	443,595	–	443,595
Russian Federation	–	482,181	–	482,181
Singapore	–	354,483	–	354,483
South Korea	–	285,226	–	285,226
Spain	–	1,185,665	–	1,185,665
Sweden	–	2,429,945	–	2,429,945
Switzerland	–	1,738,373	–	1,738,373
Taiwan	–	502,524	–	502,524
United Kingdom	105,145	8,005,063	–	8,110,208
Investment Company	753,948	–	–	753,948
Money Market Fund	–	880,192	–	880,192
Investments at Value	$859,093	$45,669,093	$–	$46,528,186

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

At June 30, 2018, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified

LMCG FUNDS

2

LMCG INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG International Small Cap Fund

Long Securities	95.86%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG FUNDS

3

MERK ABSOLUTE RETURN CURRENCY FUND SCHEDULE OF INVESTMENTS (Unaudited)	JUNE 30, 2018

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 67.2%
Financials - Norway - 3.7%
$6,000,000	SpareBank 1 Boligkreditt AS, MTN	NOK	3.400%	08/07/19	$754,853
Non-U.S. Government - Australia - 4.5%
1,250,000	Australia Government Bond	AUD	3.250	10/21/18	928,997
Non-U.S. Government - New Zealand - 4.6%
1,350,000	New Zealand Government Bond	NZD	5.000	03/15/19	935,100
Non-U.S. Government Agency - Germany - 1.8%
3,000,000	KFW, EMTN	NOK	0.875	11/01/19	367,803
Non-U.S. Government Agency - Sweden - 12.3%
22,000,000	Kommuninvest I Sverige AB, MTN	SEK	2.250	03/12/19	2,501,224
Regional Authority - Australia - 18.5%
1,300,000	New South Wales Treasury Corp.	AUD	3.500	03/20/19	972,623
1,100,000	Queensland Treasury Corp. (a)	AUD	4.000	06/21/19	829,091
1,350,000	Treasury Corp. of Victoria	AUD	5.500	11/15/18	1,012,548
1,300,000	Western Australian Treasury Corp., Series 18	AUD	3.750	10/23/18	967,566
					3,781,828
Regional Authority - Canada - 21.8%
1,200,000	Province of Alberta Canada	CAD	2.000	06/01/19	914,835
1,200,000	Province of British Columbia Canada	CAD	4.650	12/18/18	926,209
1,300,000	Province of Manitoba Canada	CAD	1.850	09/05/18	989,529
800,000	Province of New Brunswick Canada	CAD	4.400	06/03/19	622,894
1,300,000	Province of Saskatchewan Canada	CAD	1.950	03/01/19	991,091
					4,444,558
Total Foreign Bonds (Cost $14,129,513)					13,714,363
Foreign Treasury Securities - 18.7%
Non-U.S. Government - Canada - 4.8%
1,300,000	Canadian Treasury Bill (b)	CAD	1.310	09/20/18	986,107
Non-U.S. Government - France - 4.6%
800,000	France Treasury Bill BTF	EUR	0.000	09/26/18	935,620
Non-U.S. Government - Norway - 4.6%
7,750,000	Norway Treasury Bill (b)	NOK	0.212	12/19/18	949,364
Non-U.S. Government - United Kingdom - 4.7%
720,000	U.K. Treasury Bill (b)	GBP	0.450	08/28/18	949,426
Total Foreign Treasury Securities (Cost $3,869,288)					3,820,517
U.S. Government & Agency Obligations - 2.9%
U.S. Treasury Securities - 2.9%
600,000	U.S. Treasury Bill (c)
	(Cost $598,574)	USD	1.867	08/16/18	598,638

Shares	Security Description	Currency	Rate		Value in USD
Money Market Fund - 1.1%
216,160	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (d)
	(Cost $216,160)	USD	1.711		216,160

Investments, at value - 89.9% (Cost $18,813,535)					$18,349,678
Foreign Currencies – 8.0% (Cost $1,626,739)					1,620,823
Net Unrealized Gain/Loss on Forward Currency Contracts – 1.6%					332,823
Other Assets & Liabilities, Net – 0.5%					107,470
NET ASSETS – 100.0%					$20,410,794

EMTN	European Medium Term Note
MTN	Medium Term Note
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $829,091 or 4.1% of net assets.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Rate presented is yield to maturity.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

1

As of June 30, 2018, the Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	855,000	Canadian Dollar	07/18/18	$644,009	$6,562
	940,000	Euro	07/18/18	1,090,624	8,586
	(16,350,000)	Norwegian Krone	07/18/18	(2,001,717)	(7,289)
	16,840,000	Norwegian Krone	07/18/18	2,063,715	5,500
	25,390,000	Norwegian Krone	07/18/18	3,168,578	(48,783)
	14,440,000	Swedish Krona	07/18/18	1,647,966	(33,563)
BNY Brokerage, Inc.	(4,125,000)	Australian Dollar	07/18/18	(3,045,417)	(7,487)
	410,000	Euro	07/18/18	480,110	(667)
	(2,040,000)	New Zealand Dollar	07/18/18	(1,408,300)	26,583
J.P. Morgan Securities, LLC	(12,160,000)	Australian Dollar	07/18/18	(9,054,381)	54,790
	(4,700,000)	Australian Dollar	07/18/18	(3,469,444)	(9,016)
	2,200,000	Australian Dollar	07/18/18	1,669,767	(41,551)
	(4,375,000)	British Pound Sterling	07/18/18	(5,766,721)	(12,068)
	(165,000)	British Pound Sterling	07/18/18	(220,684)	2,741
	7,880,000	British Pound Sterling	07/18/18	10,460,046	(51,622)
	(9,865,000)	Canadian Dollar	07/18/18	(7,595,990)	89,693
	(6,440,000)	Canadian Dollar	07/18/18	(4,849,317)	(50,891)
	1,850,000	Canadian Dollar	07/18/18	1,386,633	21,035
	3,740,000	Canadian Dollar	07/18/18	2,877,248	(31,475)
	(9,030,000)	Euro	07/18/18	(10,663,013)	103,583
	(2,775,000)	Euro	07/18/18	(3,222,327)	(22,681)
	2,660,000	Euro	07/18/18	3,099,264	11,266
	5,360,000	Euro	07/18/18	6,302,763	(34,928)
	(2,585,950,000)	Japanese Yen	07/18/18	(23,560,067)	174,420
	2,582,600,000	Japanese Yen	07/18/18	23,448,527	(93,173)
	(5,970,000)	New Zealand Dollar	07/18/18	(4,142,238)	98,685
	1,530,000	New Zealand Dollar	07/18/18	1,033,664	2,624
	12,340,000	New Zealand Dollar	07/18/18	8,624,693	(266,664)
	(6,285,000)	Norwegian Krone	07/18/18	(784,856)	12,586
	16,700,000	Norwegian Krone	07/18/18	2,035,795	16,217
	38,100,000	Norwegian Krone	07/18/18	4,732,042	(50,505)
	(62,435,000)	Swedish Krona	07/18/18	(7,262,819)	282,541
	(2,245,000)	Swiss Franc	07/18/18	(2,272,562)	2,019
	(1,240,000)	Swiss Franc	07/18/18	(1,249,903)	(4,205)
	1,750,000	Swiss Franc	07/18/18	1,777,488	(7,577)
	7,170,000	Swiss Franc	07/18/18	7,214,383	37,195
RBC Capital Markets, LLC	(1,550,000)	Australian Dollar	07/18/18	(1,175,897)	28,745
	(4,440,000)	British Pound Sterling	07/18/18	(5,930,729)	66,084
	(2,970,000)	Canadian Dollar	07/18/18	(2,231,395)	(28,484)
	3,185,000	Canadian Dollar	07/18/18	2,423,552	(79)
	136,900,000	Japanese Yen	07/18/18	1,247,132	(9,097)
	(6,200,000)	New Zealand Dollar	07/18/18	(4,274,425)	75,092
	(37,940,000)	Norwegian Krone	07/18/18	(4,675,230)	13,353
	6,350,000	Norwegian Krone	07/18/18	779,182	1,074
	11,420,000	Norwegian Krone	07/18/18	1,411,723	(8,491)
	(10,440,000)	Swedish Krona	07/18/18	(1,179,288)	12,089
	12,350,000	Swedish Krona	07/18/18	1,385,682	(4,943)
	(6,645,000)	Swiss Franc	07/18/18	(6,695,855)	(24,749)
	2,645,000	Swiss Franc	07/18/18	2,685,203	(10,109)
Societe Generale Securities	1,575,000	Australian Dollar	07/18/18	1,162,722	2,932
	615,000	British Pound Sterling	07/18/18	818,092	(5,759)
	1,860,000	British Pound Sterling	07/18/18	2,453,729	3,082
	880,000	Canadian Dollar	07/18/18	665,977	3,616
	750,000	Euro	07/18/18	868,268	8,761
	(2,505,000)	New Zealand Dollar	07/18/18	(1,728,352)	31,686
	(5,470,000)	Swedish Krona	07/18/18	(613,447)	1,897
	11,880,000	Swedish Krona	07/18/18	1,327,045	1,148
	17,740,000	Swedish Krona	07/18/18	2,032,451	(49,106)
	(2,950,000)	Swiss Franc	07/18/18	(3,000,943)	17,379
	5,265,000	Swiss Franc	07/18/18	5,311,766	13,137
State Street Brokerage	(920,000)	Australian Dollar	07/18/18	(681,525)	635
	1,535,000	Australian Dollar	07/18/18	1,133,099	2,951
	525,000	British Pound Sterling	07/18/18	697,913	(4,458)
2

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
	1,030,000	Canadian Dollar	07/18/18	774,794	8,935
	17,880,000	Norwegian Krone	07/18/18	2,193,984	3,021
					$332,823

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Foreign Bonds	$–	$13,714,363	$–	$13,714,363
Foreign Treasury Securities	–	3,820,517	–	3,820,517
U.S. Government & Agency Obligations	–	598,638	–	598,638
Money Market Fund	–	216,160	–	216,160
Investments, at value	$–	$18,349,678	$–	$18,349,678
Other Financial Instruments*
Forward Currency Contracts	–	1,252,243	–	1,252,243
Total Assets	$–	$19,601,921	$–	$19,601,921
Liabilities
Other Financial Instruments*
Forward Currency Contracts	$–	$(919,420)	$–	$(919,420)
Total Liabilities	$–	$(919,420)	$–	$(919,420)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

MERK HARD CURRENCY FUND Schedule Of Investments(Unaudited)	JUNE 30, 2018

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 52.3%(a)
Aerospace/Defense-Equipment - Netherlands - 3.7%
$3,000,000	Airbus Finance BV, EMTN	EUR	5.500%	09/25/18	$3,549,722
Automotive - Netherlands - 3.6%
3,000,000	Daimler International Finance BV, EMTN (b)	EUR	0.000	03/15/19	3,508,760
Financials - Netherlands - 2.1%
17,900,000	Bank Nederlandse Gemeenten NV, EMTN	SEK	2.125	02/13/19	2,024,503
Financials - Norway - 2.1%
16,000,000	SpareBank 1 Boligkreditt AS, EMTN	NOK	3.400	08/07/19	2,012,941
Financials - Sweden - 1.7%
1,450,000	Investor AB, EMTN	EUR	3.250	09/17/18	1,704,954
Non-U.S. Government - Australia - 1.0%
1,300,000	Australia Government Bond	AUD	3.250	10/21/18	966,157
Non-U.S. Government - Austria - 2.5%
2,000,000	Republic of Austria Government Bond (c)	EUR	1.950	06/18/19	2,391,474
Non-U.S. Government - Singapore - 4.7%
6,200,000	Singapore Government Bond	SGD	4.000	09/01/18	4,568,210
Non-U.S. Government Agency - Germany - 2.3%
18,000,000	KFW, EMTN	NOK	0.875	11/01/19	2,206,817
Non-U.S. Government Agency - Sweden - 7.7%
66,000,000	Kommuninvest I Sverige AB, MTN	SEK	2.250	03/12/19	7,503,673
Regional Authority - Australia - 2.9%
3,650,000	Treasury Corp. of Victoria	AUD	5.500	11/15/18	2,737,630
Regional Authority - Canada - 4.6%
5,800,000	Province of British Columbia Canada	CAD	4.650	12/18/18	4,476,674
Supranational Bank - Europe - 13.4%
3,000,000	European Financial Stability Facility, EMTN	EUR	1.250	01/22/19	3,536,812
4,100,000	European Investment Bank, EMTN	EUR	1.000	07/13/18	4,790,140
3,500,000	European Stability Mechanism, EMTN	EUR	1.250	10/15/18	4,108,472
5,030,000	International Bank for Reconstruction & Development, GDIF	SEK	1.375	06/23/19	570,270
					13,005,694
Total Foreign Bonds (Cost $50,118,501)					50,657,209
Foreign Treasury Securities - 24.4% (a)
Non-U.S. Government - Canada - 12.4%
15,890,000	Canadian Treasury Bill (b)	CAD	1.265-1.311	09/20/18	12,053,265
Non-U.S. Government - Ireland - 5.6%
4,600,000	Republic of Ireland Treasury Bill (b)	EUR	0.000	09/24/18	5,375,372
Non-U.S. Government - Norway - 6.4%
50,840,000	Norway Treasury Bill (b)	NOK
			0.555	12/19/18	6,227,826
Total Foreign Treasury Securities (Cost $24,336,231)					23,656,463
U.S. Government & Agency Obligations - 8.0% (a)
U.S. Treasury Securities - 8.0%
7,700,000	U.S. Treasury Bill (d)
	(Cost $7,681,651)	USD	1.874	08/16/18	7,682,519
1

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - 6.8%(a)
537,800	VanEck Merk Gold Trust ETF (e)(f)
	(Cost $6,706,608)	USD	$6,625,696

Shares	Security Description	Currency	Rate	Value in USD
Money Market Fund - 1.2%
1,187,366	Morgan Stanley Institutional Liquidity Funds Treasury
	Securities Portfolio, Institutional Class (g)
	(Cost $1,187,366)	USD	1.711%	1,187,366

Investments, at value - 92.7% (Cost $90,030,357)				$89,809,253
Foreign Currencies – 7.8% (Cost $7,928,079)				7,599,853
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%				(40,661)
Other Assets & Liabilities, Net – (0.5)%				(495,466)
NET ASSETS –100.0%				$96,872,979

EMTN	European Medium Term Note
ETF	Exchange Traded Fund
GDIF	Global Debt Issuance Facility
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
$2,391,474 or 2.5% of net assets.
(d)	Rate presented is yield to maturity.
(e)	Affiliate.
(f)	Non-income producing security.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:

Exchange Traded Product
VanEck Merk Gold Trust ETF	Balance 3/31/2018	Gross Additions	Gross Reductions	Change in Unrealized Depreciation	Balance 6/30/2018	Realized Loss	Investment Income
Shares/Principal	677,800	–	(140,000)	–	537,800
Cost	$8,510,046	$–	$(1,803,438)	$–	$6,706,608	$(50,638)	$–
Value	8,844,612	–	–	(415,478)	6,625,696

At June 30, 2018, the Merk Hard Currency Fund held the following exchange traded futures contract:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
11	Gold 100 oz. Future	08/29/18	$1,423,015	$(43,065)

As of June 30, 2018, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(100,000,000) Japanese Yen	07/25/18	$(911,268)	$6,500
Societe Generale Securities	965,000,000 Japanese Yen	07/25/18	8,778,176	(47,161)
				$(40,661)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.

2

Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Foreign Bonds	$–	$50,657,209	$–	$50,657,209
Foreign Treasury Securities	–	23,656,463	–	23,656,463
U.S. Government & Agency Obligations	–	7,682,519	–	7,682,519
Exchange Traded Product	6,625,696	–	–	6,625,696
Money Market Fund	–	1,187,366	–	1,187,366
Investments, at value	$6,625,696	$83,183,557	$–	$89,809,253
Other Financial Instruments*
Forward Currency Contracts	–	6,500	–	6,500
Total Other Financial Instruments*	$–	$6,500	$–	$6,500
Total Assets	$6,625,696	$83,190,057	$–	$89,815,753
Liabilities
Other Financial Instruments*
Forward Currency Contracts	$–	$(47,161)	$–	$(47,161)
Futures	$(43,065)	$–	$–	$(43,065)
Total Other Financial Instruments*	$(43,065)	$(47,161)	$–	$(90,226)
Total Liabilities	$(43,065)	$(47,161)	$–	$(90,226)

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Shares	Security Description	Value
Common Stock - 96.1%
Consumer Discretionary - 17.4%
2,560	Amazon.com, Inc. (a)	$4,351,488
26,957	Aptiv PLC	2,470,070
1,322	Booking Holdings, Inc. (a)	2,679,813
7,837	McDonald’s Corp.	1,227,979
200	NVR, Inc. (a)	594,070
10,431	The Home Depot, Inc.	2,035,088
28,148	The TJX Cos., Inc.	2,679,127
15,380	Thor Industries, Inc.	1,497,858
		17,535,493
Consumer Staples - 1.5%
27,515	Unilever PLC, ADR	1,521,029

Financial - 17.1%
62,376	Aflac, Inc.	2,683,416
24,040	American Express Co.	2,355,920
10,616	Berkshire Hathaway, Inc., Class B (a)	1,981,477
21,251	JPMorgan Chase & Co.	2,214,354
20,995	Mastercard, Inc., Class A	4,125,937
29,100	Visa, Inc., Class A	3,854,295
		17,215,399
Health Care - 15.3%
15,807	Amgen, Inc.	2,917,814
26,621	Danaher Corp.	2,626,960
26,530	Gilead Sciences, Inc.	1,879,385
30,335	Johnson & Johnson	3,680,849
28,845	Merck & Co., Inc.	1,750,892
71,337	Pfizer, Inc.	2,588,107
		15,444,007
Industrials - 7.7%
17,870	CSX Corp.	1,139,749
38,775	Fortive Corp.	2,989,940
4,227	General Dynamics Corp.	787,955
72,630	General Electric Co.	988,494
14,500	United Technologies Corp.	1,812,935
		7,719,073
Technology - 37.1%
17,804	Accenture PLC, Class A	2,912,556
4,425	Alphabet, Inc., Class A (a)	4,996,666
24,027	Apple, Inc.	4,447,638
52,533	Applied Materials, Inc.	2,426,499
67,903	Cisco Systems, Inc.	2,921,866
14,172	Fiserv, Inc. (a)	1,050,003
14,270	IBM	1,993,519

Shares	Security Description	Value
Technology - 37.1% (continued)
88,808	Intel Corp.	$4,414,646
29,660	Microsoft Corp.	2,924,773
46,035	QUALCOMM, Inc.	2,583,484
28,015	Skyworks Solutions, Inc.	2,707,650
12,840	Texas Instruments, Inc.	1,415,610
32,000	Worldpay, Inc., Class A (a)	2,616,960
		37,411,870
Total Common Stock (Cost $65,382,225)		96,846,871
Investments, at value - 96.1% (Cost $65,382,225)		$96,846,871
Other Assets & Liabilities, Net - 3.9%		3,977,889
Net Assets - 100.0%		$100,824,760

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

PAYSON TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$96,846,871
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$96,846,871

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	August 27, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	August 27, 2018